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                                                                Lincoln National
                                                                    Global Asset
                                                           Allocation Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Global Asset Allocation Fund, Inc.

Index

         Commentary

         Statement of Net Assets

         Statement of Operations

         Statements of Changes in Net Assets

         Financial Highlights

         Notes to Financial Statements

Lincoln National
Global Asset Allocation Fund, Inc.

Managed by:

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The Lincoln National Global Asset Allocation Fund returned -5.2% for the six months ended June 30, 2001, underperforming the custom benchmark (50% S&P 500 Index, 30% Lehman Brothers Aggregate Bond Index, 10% Morgan Stanley EAFE Index, 10% Salomon Smith Barney World Government Bond, non-U.S. Index)*, return of -4.3% for the period. Unfavorable stock selection and sector weightings in the fund's U.S. growth-oriented equity components early in the period constrained returns. Also detracting from performance were unfavorable currency positions notably overweights in the euro and British pound.

Global equity markets, especially in the technology and telecommunications sectors, fell in the first months of the period amid a steady stream of disappointing corporate earnings announcements. By period end, however, stock prices had partly recovered on optimism that world economic growth would soon rebound. Bond markets, meanwhile, posted lackluster results as the yield curve steepened. The U.S. dollar strengthened during the period, eroding returns on international equities and bonds for dollar-based investors.

We are modestly overweighting equities, especially U.S. small caps and select non-U.S. markets such as the United Kingdom and Australia. Within U.S. fixed income, we favor the non-Treasury sectors, especially credit-sensitive areas such as high yield.



William Landes, Ph.D


* The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks. The Lehman Brothers Aggregate Bond Index is Lehman Brothers' index of U.S. government, government agency, and corporate bonds, and also includes mortgage-backed securities. The MSCI EAFE is Morgan Stanley Capital International's aggregate index produced from the national stock market indices from Europe, Australia and the Far East. Solomon Smith Barney, Inc. produces the SSB World Government non-U.S. (unhedged) Bond Index. All four are widely-recognized unmanaged indexes reflecting the prices of the types of securities included in the index.

                         Global Asset Allocation Fund 1

Lincoln National
Global Asset Allocation Fund, Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:

Long-Term Debt                                Par                 Market
Investments - 25.8%                           Amount              Value
--------------------------------------------------------------------------------
Aerospace & Defense - 0.6%
--------------------------------------------------------------------------------
    Lockheed Martin
      7.25% 5/15/06                          $  640,000             $  662,905
      8.50% 12/1/29                             395,000                439,287
    Sequa
      8.875% 4/1/08                             770,000                766,150
      9.00% 8/1/09                               80,000                 80,000
--------------------------------------------------------------------------------
                                                                     1,948,342
    Asset-Backed Securities - 0.3%
--------------------------------------------------------------------------------
    Commercial Mortgage Asset Trust
    1999-C1 A3
      6.64% 9/17/10                             120,000                115,662
    Conseco Finance Securitizations
    Series 2000-4 Class A6
      8.31% 5/1/32                              460,000                485,618
    Conseco Finance Securitizations
    Series 2000-5 Class A6
      7.96% 2/1/32                              425,000                440,938
    Salomon Brothers Mortgage Securities
    VII 2000-C3 A2
      6.59% 12/18/33                             86,000                 85,950
--------------------------------------------------------------------------------
                                                                     1,128,168
    Automobiles & Automotive Parts - 0.8%
--------------------------------------------------------------------------------
    Daimlerchrysler Holdings
      8.50% 1/18/31                             510,000                540,204
    Dana Corporation
      6.25% 3/1/04                               50,000                 47,154
    Delphi Automotive Systems
      6.125% 5/1/04                             450,000                450,768
    Ford Motor
      6.625% 10/1/28                            380,000                328,719
    Lear
      8.11% 5/15/09                              30,000                 30,114
      9.50% 7/15/06                             790,000                823,576
    Lear Series B
      7.96% 5/15/05                              50,000                 50,936
    Magna International
      5.00% 10/15/02                            149,000                172,840
    Navistar International
      8.00% 2/1/08                              110,000                101,750
    Standard MTR
      6.75% 7/15/09                              40,000                 28,150
    Tower Automotive
      5.00% 8/1/04                              113,000                 93,931
    Visteon
      8.25% 8/1/10                              165,000                173,189
--------------------------------------------------------------------------------
                                                                     2,841,331
    Banking, Finance & Insurance - 3.9%
--------------------------------------------------------------------------------
    American International Group
      0.50% 5/15/07                              30,000                 30,788
   *Amresco Series 97-A
      10.00% 3/15/04                              6,000                  3,390
    Associates Corporation
      6.25% 11/1/08                             480,000                473,126
    Bank Of America
      7.40% 1/15/11                             360,000                374,700
    BankAmerica
      5.875% 2/15/09                          1,190,000              1,133,561
    Berkshire Hathaway
      1.00% 12/2/01                              36,000                113,130
    Citigroup
      6.50% 1/18/11                             190,000                188,916
      6.625% 1/15/28                            185,000                173,841
    Colonial Capital II
      8.92% 1/15/27                              35,000                 31,962
    Delta Financial
      9.50% 8/1/04                               75,000                 31,125

                                              Par                 Market
    Banking, Finance & Insurance (Cont.)      Amount              Value
--------------------------------------------------------------------------------
 +++Elan Finance
      2.92% 12/14/18                          $ 300,000             $  267,375
    Etrade Group
      6.00% 2/1/07                              192,000                114,720
      6.75% 5/15/08                              30,000                 25,088
    First Union Capital II Series A
      7.95% 11/15/29                            435,000                446,128
    Firstar Bank Milwaukee
      6.25% 12/1/02                             170,000                173,253
    Fleetboston Financial
      7.25% 9/15/05                             590,000                618,882
    Ford Motor Credit
      5.80% 1/12/09                              20,000                 18,504
      7.375% 10/28/09                           725,000                736,847
      7.375% 2/1/11                             230,000                232,620
 +++Franklin Resources 144A
      1.89% 5/11/31                             100,000                 57,000
    General Motors Acceptance
      5.75% 11/10/03                            305,000                307,321
      6.625% 10/1/02                            190,000                194,084
    Goldman Sachs
      6.875% 1/15/11                            180,000                179,300
      7.35% 10/1/09                             195,000                201,576
    GS Escrow 7
      125% 8/1/05                               760,000                745,749
    Household Finance
      6.50% 1/24/06                             265,000                268,839
      8.00% 5/9/05                              900,000                960,917
    JMH Finance  144A
      4.75% 9/6/07                              168,000                175,770
    Kansas City Southern
      9.50% 10/1/08                              60,000                 63,750
    Legg Mason  144A
      2.30% 6/6/31                              320,000                150,800
    Merita Bank
      6.50% 1/15/06                             175,000                175,572
    Merrill Lynch & Company
      2.265% 5/23/31                            520,000                265,200
    Midland Funding
      10.33% 7/23/02                             12,886                 13,144
      13.25% 7/23/06                             50,000                 58,313
    Midland Funding II
      11.75% 7/23/05                             70,000                 76,913
    National City Bank
      6.25% 3/15/11                             445,000                421,618
    Nisource Finance 144A
      7.625% 11/15/05                           600,000                627,245
    Port Arthur Finance
      12.50% 1/15/09                             10,000                 10,050
    Provident Capital Trust I
      8.60% 12/1/26                              35,000                 31,130
    Providian Financial
      3.25% 8/15/05                             218,000                225,085
    Qwest Capital Funding
      7.90% 8/15/10                             275,000                284,563
    Sovereign Bancorp
      10.50% 11/15/06                         1,130,000              1,234,524
 +++Stillwell Financial  144A
      0.786% 4/30/31                            110,000                 87,038
    Washington Mutual
      6.875% 6/15/11                            360,000                358,943
    Webster Capital Trust I
      9.36% 1/29/27                               5,000                  4,482
    Wells Fargo
      5.90% 5/21/06                             500,000                499,583
      7.25% 8/24/05                             580,000                609,740
    Willis Corroon
      9.00% 2/1/09                               30,000                 30,675
 +++Xl Capital LTD 144A
     2.542% 5/23/21                             150,000                 90,750
--------------------------------------------------------------------------------
                                                                    13,597,630
    Building & Materials - 0.2%
--------------------------------------------------------------------------------
    American Standard
     #7.125% 2/15/03                            125,000                124,688
      7.625% 2/15/10                            130,000                129,025
    Continental Homes Holding
      10.00% 4/15/06                             35,000                 36,050

                        Global Asset Allocation Fund 2

                                              Par                 Market
    Building & Materials (Cont.)              Amount              Value
--------------------------------------------------------------------------------
    Del Webb
      9.00% 2/15/06                            $ 10,000               $ 10,100
    Dr. Horton
 +++  3.174% 5/11/21                            100,000                 53,500
      8.00% 2/1/09                               25,000                 24,250
    Foster Wheeler 144A
      6.50% 6/1/07                              120,000                 96,900
    GBP Home
      9.50% 2/15/11                             110,000                111,100
    K Hovnanian Enterprise
      9.125% 5/1/09                              30,000                 29,250
      10.50% 10/1/07                             50,000                 51,625
    MDC Holdings
      8.375% 2/1/08                              10,000                 10,050
    Standard Pacific
      9.50% 9/15/10                              60,000                 60,675
    Toll Brothers
      8.25% 2/1/11                               70,000                 68,425
    Toll Corp
      8.125% 2/1/09                              40,000                 38,900
--------------------------------------------------------------------------------
                                                                       844,538
    Cable, Media & Publishing - 1.2%
--------------------------------------------------------------------------------
    Adelphia Communications
      3.25% 5/1/21                               60,000                 67,050
      6.00% 2/15/06                             112,000                109,060
    Aol Time Warner
      7.625% 4/15/31                            640,000                644,353
    Brit Sky Broadcasting
      6.875% 2/23/09                            810,000                744,760
    Chancellor Media
      8.00% 11/1/08                             140,000                145,600
    Charter Communications
      5.75% 10/15/05                             54,000                 66,623
    Clear Channel Communications
      1.50% 12/1/02                             122,000                117,578
    Comcast
      1.05% 12/19/20                            200,000                163,000
    CSC Holdings
      9.875% 2/15/13                            125,000                133,906
      10.50% 5/15/16                             80,000                 88,600
    CSC Holdings 144A
      7.625% 4/1/11                             130,000                124,229
  **Diva Systems
      12.625% 3/1/08                            280,000                 40,600
    Fox/Liberty Networks LLC
      8.875% 8/15/07                             30,000                 31,350
    Getty Images
      5.00% 3/15/07                              62,000                 48,593
    Golden Sky Systems
      12.375% 8/1/06                             40,000                 38,200
 +++Jacor Communications
      3.787% 2/9/18                             268,000                143,715
    K-III Communication
      8.50% 2/1/06                               30,000                 28,725
    Lamar Advertising
      5.25% 9/15/06                              17,000                 19,975
    Liberty Media  144A
      3.25% 3/15/31                             134,000                150,918
    News America
      6.625% 1/9/08                              60,000                 58,716
 +++News America 144A
      3.61% 2/28/21                             265,000                131,175
    News America Holdings
      7.70% 10/30/25                            810,000                756,901
    Omnicom
      2.25% 1/6/13                               65,000                116,025
    Perry-Judd
      10.625% 12/15/07                           75,000                 67,875
    Primedia
      7.625% 4/1/08                              50,000                 45,250
  **Telewest Communications
      11.375% 2/1/10                             80,000                 38,400
 +++Times Mirror
      3.011% 4/15/17                             88,000                 54,890

                                              Par                 Market
    Cable, Media & Publishing (Cont.)         Amount              Value
--------------------------------------------------------------------------------
    United Pan-Europe
      10.875% 8/1/09                         $  130,000              $  46,475
    Von Hoffman
      10.375% 5/15/07                            40,000                 36,200
      13.50% 5/15/09                                899                    719
    Young & Rubicam
      3.00% 1/15/05                              42,000                 38,903
--------------------------------------------------------------------------------
                                                                     4,298,364
    Chemicals - 0.3%
--------------------------------------------------------------------------------
    Georgia Gulf
      10.375% 11/1/07                            20,000                 20,500
    Hercules
      11.125% 11/15/07                           30,000                 29,850
    Lyondell Chemical
      9.625% 5/1/07                             600,000                598,500
      9.80% 2/1/20                              120,000                122,634
      9.875% 5/1/07                              80,000                 79,600
    PMD Group
      11.00% 2/28/11                             30,000                 30,600
*+++Sterling Chemical Holdings
      13.50% 8/15/08                             40,000                    500
    Texas Petrochemical Series B
      11.125% 7/1/06                             20,000                 17,900
--------------------------------------------------------------------------------
                                                                       900,084
    Collateralized Mortgage Obligations - 1.2%
--------------------------------------------------------------------------------
    FannieMae Grantor Trust Series  2001-T7 A1
      7.00% 2/19/30                           1,227,000              1,261,509
    FannieMae Grantor Trust Series
    2000-T5 Class B
      7.30% 5/25/10                             975,000              1,041,422
    FFCA Secured Lending
    Series 2000-1 Class A2
      7.77% 2/18/19                             505,000                521,862
    Holmes Financing
      5.96% 7/15/40                             600,000                600,450
    PNC Mortgage Acceptance
    2001-C1 A2
      6.36% 3/12/11                             529,000                513,481
    PNC Mortgage Securities
      6.60% 7/25/27                             133,161                133,963
--------------------------------------------------------------------------------
                                                                     4,072,687
    Computers & Technology - 0.8%
--------------------------------------------------------------------------------
#   Adaptec
      4.75% 2/1/04                               24,000                 20,880
    Affil Computer
      4.00% 3/15/05                              50,000                 88,125
    Affymetrix
      4.75% 2/15/07                              95,000                 61,394
    Akamai Technology
      5.50% 7/1/07                              220,000                110,275
    Alpharma
      5.75% 4/1/05                               26,000                 27,885
    AMAZON.COM
      4.75% 2/1/09                              210,000                100,275
    Aspen Technology
      5.25% 6/15/05                              29,000                 23,889
    Automatic Data Process
      2.801% 2/20/12                             42,000                 56,700
#   Bisys Group
      4.00% 3/15/06                              37,000                 41,348
    Brooks Automation 144A
      4.75% 6/1/08                              140,000                130,025
#+++Celestica
      4.30% 8/1/20                              517,000                228,126
    Checkfree Holdings
      6.50% 12/1/06                             109,000                 90,061
 +++Citrix Systems
      3.146% 3/22/19                            479,000                275,424
    Commscope
      4.00% 12/15/06                             10,000                  8,663
    Comverse Technology
      4.50% 7/1/05                               15,000                 40,031
    Cypress Semicon
      3.75% 7/1/05                               83,000                 70,758
    Doubleclick
      4.75% 3/15/06                              30,000                 22,050

                        Global Asset Allocation Fund 3

                                              Par                 Market
    Computers & Technology (Cont.)            Amount              Value
--------------------------------------------------------------------------------
 +++Hewlett Packard
      3.73% 10/14/17                           $288,000              $ 157,680
 #  Jabil Circuit
      1.75% 5/15/21                             140,000                147,875
    Lam Research
      5.00% 9/1/02                               76,000                 92,530
    Lattice Semiconductor
      4.75% 11/1/06                              35,000                 48,475
    LSI Logic
      4.25% 3/15/04                              59,000                 83,411
 +++National Data
      5.00% 11/1/03                              86,000                 91,160
    Network Associates
      5.40% 2/13/18                             400,000                165,000
    ONI Systems Corp
      5.00% 10/15/05                             29,000                 22,004
    Photronics Inc Plab
      6.00% 6/1/04                               25,000                 26,500
    Quantum
      7.00% 8/1/04                               26,000                 22,783
    Rational Software
      5.00% 2/1/07                              197,000                213,253
    Redback Networks
      5.00% 4/1/07                               75,000                 45,656
    S3
      5.75% 10/1/03                             237,000                162,049
    Xerox Series D
      0.57% 4/21/18                             565,000                268,374
--------------------------------------------------------------------------------
                                                                     2,942,659
    Consumer Products - 0.3%
--------------------------------------------------------------------------------
    Devon Energy
      4.95% 8/15/08                              90,000                 90,675
    Unilever Capital
      7.125% 11/1/10                            800,000                833,935
--------------------------------------------------------------------------------
                                                                       924,610
    Electronics & Electrical Equipment - 0.5%
--------------------------------------------------------------------------------
    Act Manufacturing
      7.00% 4/15/07                             100,000                 52,875
    Amkor Technologies
      5.00% 3/15/07                              26,000                 21,158
      9.25% 5/1/06                               20,000                 19,400
      9.25% 2/15/08                              30,000                 28,350
 +++Anixter International
      6.742% 6/28/20                            391,000                110,945
 +++Arrow Electronics
      4.435% 2/21/21                            125,000                 52,813
 +++Atmel
      1.542% 4/21/18                             40,000                 30,900
 +++Atmel Corporation 144A
      4.772% 5/23/21                            230,000                 89,988
    Avista 144A
      9.75% 6/1/08                              380,000                406,114
    BRL Universal Equipment
      8.875% 2/15/08                             40,000                 41,000
    Burr-Brown
      4.25% 2/15/07                              27,000                 30,983
    Checkpoint Systems 144A
      5.25% 11/1/05                             100,000                100,375
    DDI Corporation
      5.25% 3/1/08                               51,000                 48,195
    Flextronics International
      8.75% 10/15/07                             30,000                 29,100
      9.875% 7/1/10                              40,000                 40,000
    Globespan 144A
      5.25% 5/15/06                             120,000                 90,300
    Lam Research 144A
      4.00% 6/1/06                               50,000                 49,625
 +++Perkinelmer
      3.491% 8/7/20                              51,000                 26,329
    RF Micro Devices
      3.75% 8/15/05                             101,000                 88,880
    Sanmina
      4.25% 5/1/04                               37,000                 46,343
    SCI Systems
      3.00% 3/15/07                             114,000                 91,343

    Electronics &                             Par                 Market
    Electrical Equipment (Cont.)              Amount              Value
--------------------------------------------------------------------------------
 +++Solectron Corp
      3.71% 5/8/20                             $173,000              $  86,500
    Thermo Electron
      4.00% 1/15/05                              63,000                 58,826
    Thermo Electron 144A
      4.25% 1/1/03                               65,000                 63,700
    Transwitch
      4.50% 9/12/05                             236,000                173,754
--------------------------------------------------------------------------------
                                                                     1,877,796
    Energy - 1.3%
--------------------------------------------------------------------------------
    Advanced Energy
      5.25% 11/15/06                             37,000                 39,590
    Benchmark Electric
      6.00% 8/15/06                              56,000                 47,040
    CMS Panhandle
      6.125% 3/15/04                            295,000                290,236
    Coda Energy Series B
      10.50% 4/1/06                              65,000                 67,438
 +++Diamond Offshore
      3.844% 6/6/20                              50,000                 24,313
 +++Enron 144A
      2.601% 2/7/21                             150,000                 90,375
 +++Global Marine
      3.93% 6/23/20                             261,000                124,628
    Grant Prideco
      9.625% 12/1/07                             30,000                 31,125
    Gulf Canada Resources
      9.625% 7/1/05                              10,000                 10,363
    Hanover Compressor
      4.75% 3/15/08                              17,000                 17,701
    Leviathan Gas
      10.375% 6/1/09                             50,000                 53,500
    Mission Energy 144A
      13.50% 7/15/08                            300,000                297,000
 +++Nabors Industries
      2.54% 6/20/20                             118,000                 73,160
    Newfield Exploration
      7.625% 3/1/11                              40,000                 38,883
    Ocean Energy
      8.375% 7/1/08                              50,000                 52,000
    Phillips Petroleum
      8.50% 5/25/05                             370,000                401,850
    Pioneer National
      9.625% 4/1/10                             250,000                274,361
    Pogo Producing
      8.25% 4/15/11                              20,000                 20,100
    Pride International
   +++2.545% 1/16/21                            212,000                129,320
   +++5.064% 4/24/18                             46,000                 19,838
    Pride Petroleum Services
      9.375% 5/1/07                             830,000                875,649
    R & B Falcon
      6.75% 4/15/05                             180,000                182,925
    R & B Falcon Series B
      6.95% 4/15/08                             310,000                311,471
    Seacor Holdings
      5.375% 11/15/06                            22,000                 24,090
    Snyder Oil
      8.75% 6/15/07                              45,000                 47,925
    Tiverton/Rumford Power Associates
      9.00% 7/15/18                              60,000                 59,661
    Triton Energy
      9.25% 4/15/05                              70,000                 73,150
    Union Pacific Resources
      7.30% 4/15/09                             630,000                648,261
    Vintage Petroleum
      9.75% 6/30/09                             120,000                130,800
--------------------------------------------------------------------------------
                                                                     4,456,753
    Environmental Services - 0.3%
--------------------------------------------------------------------------------
    Allied Waste North America
      7.625% 1/1/06                              60,000                 59,625
      8.875% 4/1/08                              60,000                 61,875
    Azurix
      375% 2/15/07                              820,000                832,300
    Azurix Corp
      10.75% 2/15/10                             60,000                 62,100

                        Global Asset Allocation Fund 4

                                              Par                 Market
    Environmental Services (Cont.)            Amount              Value
--------------------------------------------------------------------------------
    Waste Management
      4.00% 2/1/02                           $  108,000             $  107,055
      7.375% 8/1/10                              60,000                 60,322
--------------------------------------------------------------------------------
                                                                     1,183,277
    Food, Beverage & Tobacco - 0.1%
--------------------------------------------------------------------------------
    7-Eleven
      5.00% 12/15/03                             50,000                 47,313
    Anheuser Busch
      7.55% 10/1/30                             195,000                212,414
    Constellation Brands 144A
      8.00% 2/15/08                              60,000                 60,150
    Great Atlantic & Pacific Tea
      7.70% 1/15/04                              20,000                 18,037
      7.75% 4/15/07                              20,000                 16,020
--------------------------------------------------------------------------------
                                                                       353,934
    Foreign Bonds - 0.3%
--------------------------------------------------------------------------------
    Ontario Province
      5.50% 10/1/08                             645,000                629,230
    Quebec Province
      5.75% 2/15/09                             255,000                245,873
--------------------------------------------------------------------------------
                                                                       875,103
    Healthcare & Pharmaceuticals - 1.4%
--------------------------------------------------------------------------------
    Alexion Pharmaceuticals
      5.75% 3/15/07                              32,000                 20,400
    Alkermes
      3.75% 2/15/07                              75,000                 56,719
 +++Alza
      2.10% 7/14/14                             176,000                231,439
    Aviron
      5.25% 2/1/08                               12,000                 13,425
      5.75% 4/1/05                               11,000                 20,708
    Columbia/HCA Healthcare
      6.63% 7/15/45                              80,000                 81,146
      7.00% 7/1/07                               20,000                 19,451
      7.19% 11/15/15                             50,000                 45,641
      7.69% 6/15/25                              20,000                 18,129
      8.36% 4/15/24                              20,000                 19,151
    Cor Therapeutics
      5.00% 3/1/07                               24,000                 24,900
    Cor Therapeutics  144A
      4.50% 6/15/06                              40,000                 39,600
    Enzon 144A
      4.50% 7/1/08                               90,000                 91,688
    Genzyme 144A
      3.00% 5/15/21                              40,000                 42,000
    Gilead Sciences
      5.00% 12/15/07                             35,000                 49,350
    HCA - The Healthcare Company
      7.875% 2/1/11                           1,055,000              1,065,824
      8.75% 9/1/10                               50,000                 53,149
    Healthsouth
      3.25% 4/1/03                               80,000                 76,000
      10.75% 10/1/08                          1,080,000              1,168,173
    ICN Pharmaceuticals
      8.75% 11/15/08                             70,000                 72,450
      9.75% 11/15/08                             10,000                 10,300
    ICN Pharmaceuticals Series B
      9.25% 8/15/05                              25,000                 25,875
    Imclone Systems
      5.50% 3/1/05                                9,000                 10,035
    Inhale Therapeutics
      3.50% 10/17/07                             70,000                 48,125
   *Integrated Health Services
      9.25% 1/15/08                              20,000                    250
    Invitrogen
      5.50% 3/1/07                               25,000                 27,375
    Ivax
      5.50% 5/15/07                              37,000                 53,003
    Ivax  144A
      4.50% 5/15/08                              50,000                 58,313
   *Mariner Post Acute Network
 +++  0.50% 11/1/07                              40,000                    400
      9.50% 11/1/07                              60,000                    900
    Mediq
      11.00% 6/1/08                              40,000                    600
      13.00% 6/1/09                              40,000                      4

                                              Par                 Market
    Healthcare & Pharmaceuticals (Cont.)      Amount              Value
--------------------------------------------------------------------------------
    Omnicare
      8.125% 3/15/11                           $ 60,000             $   60,900
   *Paracelsus Healthcare
      10.00% 8/15/06                             50,000                 16,750
    Reshmed 144A
      4.00% 6/20/06                              90,000                 90,788
 +++Roche Holdings
      2.095% 1/19/15                            195,000                147,225
    Sepracor
      5.00% 2/15/07                             172,000                116,530
      7.00% 12/15/05                             82,000                 70,520
    Tenet Healthcare
      7.625% 6/1/08                             180,000                183,824
      8.00% 1/15/05                              35,000                 36,094
      8.625% 1/15/07                            610,000                635,924
    Teva Pharmaceutical 144A
      1.50% 10/15/05                             75,000                 76,031
    Vertex Pharmaceuticals
      5.00% 9/19/07                              25,000                 20,625
--------------------------------------------------------------------------------
                                                                     4,899,734
    Industrial Machinery - 0.4%
--------------------------------------------------------------------------------
    Analog Devices
      4.75% 10/1/05                             151,000                138,920
    Enron
      8.375% 5/23/05                            270,000                288,836
    Imc Global Inc 144A
      10.875% 6/1/08                            270,000                270,000
    Key Energy Service 144A
      8.375% 3/1/08                              10,000                 10,150
    Kulicke & Soffa
      4.75% 12/15/06                             21,000                 20,029
    Lennar
 +++  3.01% 7/29/18                             149,000                 89,400
      7.625% 3/1/09                              20,000                 19,507
      9.95% 5/1/10                               90,000                 97,200
   *LTV
      11.75% 11/15/09                           100,000                  6,000
    Mail-Well
      5.00% 11/1/02                              62,000                 56,653
    Safeguard Scientifics
      5.00% 6/15/06                              65,000                 35,994
    Thermo Cardio 144A
      4.75% 5/15/04                             100,000                 91,000
    Transocean Sedco Forex 144A
      6.625% 4/15/11                            260,000                255,660
    United Rentals 144A
      10.75% 4/15/08                             20,000                 20,800
    Viasystems
      9.75% 6/1/07                               75,000                 37,125
--------------------------------------------------------------------------------
                                                                     1,437,274
    Leisure, Lodging & Entertainment - 0.7%
--------------------------------------------------------------------------------
    Argosy Gaming 144A
      10.75% 6/1/09                              80,000                 86,400
   *Fitzgerald Gaming
      12.25% 12/15/04                            65,583                 39,842
    Harrahs Operating
      7.50% 1/15/09                             150,000                149,579
    Host Marriot
      8.375% 2/15/06                             20,000                 19,650
    International Game Technology
      8.375% 5/15/09                            110,000                113,300
    Mandalay Resort
      10.25% 8/1/07                             900,000                947,249
    MGM Mirage
      8.375% 2/1/11                             160,000                161,800
    Mohegan Tribal Gaming
      8.125% 1/1/06                              30,000                 30,525
      8.75% 1/1/09                              100,000                103,250
    Park Place Entertainment
      7.875% 12/15/05                           660,000                663,300
      8.875% 9/15/08                             70,000                 72,100
      9.375% 2/15/07                             50,000                 52,688
    SBarro
      11.00% 9/15/09                             50,000                 51,813
    Starwood Hotels and Resorts
      6.75% 11/15/05                             50,000                 48,624
--------------------------------------------------------------------------------
                                                                     2,540,120

                        Global Asset Allocation Fund 5

                                              Par                 Market
    Metals & Mining - 0.4%                    Amount              Value
--------------------------------------------------------------------------------
    AK Steel
      7.875% 2/15/09                         $  160,000             $  156,800
      9.125% 12/15/06                           730,000                751,900
    Aluminum Company of America
      6.75% 1/15/28                             365,000                350,550
    Quanex
      6.88% 6/30/07                              46,000                 44,678
--------------------------------------------------------------------------------
                                                                     1,303,928
    Miscellaneous - 0.5%
--------------------------------------------------------------------------------
    Calair LLC/Calair Capital
      8.125% 4/1/08                             240,000               ,232,800
 +++Cendant 144A
      1.541% 2/13/21                            170,000                125,800
    CUC International
      3.00% 2/15/02                             147,000                145,346
    Day International Group
      9.50% 3/15/08                              50,000                 44,250
    Flag Limited
      8.25% 1/30/08                              70,000                 57,050
    Iron Mountain
      8.25% 7/1/11                              100,000                100,000
    Meristar Hospital 144A
      9.125% 1/15/11                             80,000                 81,000
    SCG Holdings
      12.00% 8/1/09                              40,000                 24,200
    Service Corporation International
      6.75% 6/22/08                              90,000                 96,525
    Tyco International
      1.387% 11/17/20                           124,000                 94,860
      6.75% 2/15/11                             590,000                585,496
    Tyco International Group SA
      6.25% 6/15/03                             190,000                192,827
    Vector Group
      6.25% 7/15/08                              47,000                 48,999
--------------------------------------------------------------------------------
                                                                     1,829,153
    Packaging & Containers - 0.0%
--------------------------------------------------------------------------------
    Ball
      8.25% 8/1/08                               80,000                 81,400
    Radnor Holdings
      10.00% 12/1/03                             10,000                  8,150
    US CAN
      12.375% 10/1/10                            30,000                 30,450
--------------------------------------------------------------------------------
                                                                       120,000
    Paper & Forest Products - 0.3%
--------------------------------------------------------------------------------
    Georgia Pacific
      8.875% 5/15/31                            440,000                441,687
    International Paper
      8.125% 7/8/05                             370,000                392,038
    Norampac
      9.50% 2/1/08                              300,000                315,000
--------------------------------------------------------------------------------
                                                                     1,148,725
    Real Estate - 0.3%
--------------------------------------------------------------------------------
    Eop Operating Lp
      7.25% 11/15/08                            252,000                267,750
    Felcor Lodging
      9.50% 9/15/08                              40,000                 40,400
    HMH Properties
      7.875% 8/1/08                             775,000                747,875
    Ryland Group
      9.75% 9/1/10                               50,000                 52,875
--------------------------------------------------------------------------------
                                                                     1,108,900
    Retail - 0.6%
--------------------------------------------------------------------------------
    Anna Taylor Stores
      0.55% 6/18/19                              92,000                 53,935
    Fleming 144A
      10.125% 4/1/08                             60,000                 61,800
   *FRD Acquisition
      12.50% 7/15/04                             10,000                  1,250
 +++Jones Apparel 144A
      3.11% 2/1/21                              202,000                110,343
    K Mart
      8.375% 12/1/04                            440,000                430,177
      9.375% 2/1/06                             100,000                 97,650

                                              Par                 Market
    Retail (Cont.)                            Amount              Value
--------------------------------------------------------------------------------
    K Mart 144A
      9.875% 6/15/08                          $ 480,000             $  467,578
 +++LOWE'S
      1.471% 2/16/21                            213,000                159,750
 +++Office Depot
      5.44% 12/11/07                            200,000                141,500
    Reebok 144A
      4.25% 3/1/21                               19,000                 21,066
    Rite Aid Corp
      5.25% 9/15/02                              50,000                 47,813
    SAKS
      7.50% 12/1/10                             100,000                ,84,500
      8.25% 11/15/08                            120,000                109,800
 +++TJX Company 144A
      1.744% 2/13/21                            202,000                143,673
    Tricon Global Restaurants
      7.45% 5/15/05                              70,000                 69,475
      7.65% 5/15/08                              30,000                 29,325
#     8.875% 4/15/11                             30,000                 30,900
--------------------------------------------------------------------------------
                                                                     2,060,535
    Telecommunications - 0.5%
--------------------------------------------------------------------------------
    CFW Communications
      13.00% 8/15/10                             30,000                 21,150
    Comverse Technology Convertible 144a
      1.50% 12/1/05                             190,000                158,650
    Cox Enterprises
      2.00% 2/15/21                              70,000                 70,525
  **Horizon Pcs
      14.00% 10/1/10                             80,000                 31,600
    Iwo Holdings Unit
      14.00% 1/15/11                             50,000                 43,750
    Liberty Media
      4.00% 11/15/29                            325,000                248,219
    Liberty Media 144A
      3.50% 1/15/31                              62,000                 49,523
    NEXTEL Communications
      4.75% 7/1/07                              100,000                 92,250
      12.00% 11/1/08                             90,000                 80,325
    Price Communications Wireless
      9.125% 12/15/06                            40,000                 41,600
    Sprint Capital
      6.125% 11/15/08                           150,000                138,967
      7.625% 1/30/11                            140,000                139,143
    Startec Global Communications
      12.00% 5/15/08                             40,000                  1,700
    USA Mobile Communication
      9.50% 2/1/04                               20,000                  3,700
      14.00% 11/1/04                             20,000                  3,700
    Verizon Global 144A
      7.75% 12/1/30                             240,000                247,573
   *Viatel
      11.25% 4/15/08                             79,000                  2,370
   *Viatel 144A
      11.50% 3/15/09                             68,000                  2,040
   *World Access Series B
      13.25% 1/15/08                             65,000                  1,706
    Worldcom
      7.50% 5/15/11                             365,000                355,990
--------------------------------------------------------------------------------
                                                                     1,734,481
    Textiles, Apparel & Furniture - 0.0%
--------------------------------------------------------------------------------
    Tommy Hilfiger
      6.50% 6/1/03                               20,000                 19,410
--------------------------------------------------------------------------------

    Transportation & Shipping - 0.4%
--------------------------------------------------------------------------------
    Burlington/Santa Fe
      7.95% 8/15/30                             175,000                184,688
    Continental Airlines
      8.00% 12/15/05                            140,000                137,200
   *Kitty Hawk
      9.95% 11/15/04                             20,000                  5,300
    Newport News Shipbuilding
      8.625% 12/1/06                             10,000                 10,650
    Northwest Airlines
      7.625% 3/15/05                            130,000                124,800
    Union Pacific
      7.375% 9/15/09                            730,000                753,965

                        Global Asset Allocation Fund 6

                                              Par                 Market
    Transportation & Shipping (Cont.)         Amount              Value
--------------------------------------------------------------------------------
    US Air
      9.625% 9/1/03                          $  175,000            $   176,531
    US Air Series 93A3
      10.375% 3/1/13                             20,000                 19,664
--------------------------------------------------------------------------------
                                                                     1,412,798
    U.S. Government and Agency Obligations - 7.0%
--------------------------------------------------------------------------------
    Freddie Mac (Gold)
      8.50% 7/1/28                              270,970                286,551
    Fannie Mae
      5.50% 8/15/14                             289,716                281,839
      6.00% 8/1/14                              213,930                212,192
      6.00% 4/1/16                              346,014                341,040
      6.00% 4/1/16                              284,599                280,508
      6.00% 6/1/16                              337,511                332,659
      6.00% 6/1/16                              328,355                323,635
      6.00% 6/1/16                              289,972                285,803
      6.00% 6/1/16                              334,035                329,233
      6.00% 5/1/29                               48,810                 47,178
      6.00% 2/1/31                                  188                    181
      6.00% 3/1/31                                  250                    241
      6.00% 3/1/31                                  488                    469
      6.00% 3/1/31                              459,954                441,844
      6.00% 4/1/31                              613,330                589,180
      6.00% 4/1/31                               45,753                 43,952
      6.00% 4/1/31                              658,101                632,188
      6.00% 4/1/31                              551,162                529,460
      6.00% 5/1/31                              800,000                768,500
      7.50% 7/1/07                              134,661                139,585
      7.50% 9/1/30                              402,477                411,029
      7.50% 1/1/31                              568,400                580,478
      7.50% 5/1/31                              244,990                250,196
      7.50% 5/1/31                              431,601                440,503
      7.50% 7/30/31                           4,558,000              4,649,158
      8.00% 4/1/25                              726,321                761,048
      8.00% 3/1/26                               29,075                 30,320
      8.00% 8/1/26                              551,811                578,195
    Fannie Mae TBA 30 Years
      6.00% 5/25/29                             595,000                571,944
      6.00% 7/25/29                           3,280,000              3,148,799
    Government National Mortgage Association
      6.50% 3/15/28                             287,266                285,111
      7.00% 4/15/26                             155,566                157,802
      7.00% 10/15/26                            163,023                165,418
      7.00% 6/15/27                             126,575                127,999
      7.00% 12/15/27                             89,141                 90,144
      7.00% 4/15/28                             806,235                815,306
      7.50% 1/15/23                              85,466                 88,324
      7.50% 8/15/23                              51,015                 52,721
      7.50% 8/15/23                             357,652                369,611
      7.50% 9/15/23                             251,981                260,407
      7.50% 4/15/29                              38,634                 39,684
      7.50% 1/15/30                             360,211                370,455
      7.50% 10/20/30                             65,644                 67,142
      7.50% 12/15/30                             26,540                 27,245
      7.50% 1/15/31                             136,625                140,169
      8.00% 10/15/22                            279,896                293,716
      8.00% 12/15/23                          1,074,066              1,127,434
      8.00% 8/15/25                             139,078                145,510
      8.00% 6/15/26                             334,954                348,770
      9.00% 2/15/25                             439,535                471,401
      9.00% 10/15/29                            611,580                658,595
      9.50% 12/15/17                            177,478                195,503
      10.00% 6/15/13                            177,607                197,088
      10.00% 3/15/25                            255,299                284,659
      11.00% 12/15/15                            11,323                 12,742
      11.00% 12/15/15                            36,813                 41,426
      11.00% 12/15/15                             3,438                  3,869
--------------------------------------------------------------------------------
                                                                    24,126,159
    Utilities - 1.2%
--------------------------------------------------------------------------------
    AES
      8.875% 2/15/11                             60,000                 58,950
      9.375% 9/15/10                            120,000                121,800
    Arizona Public Service
      6.75% 11/15/06                            315,000                316,517

                                              Par                 Market
    Utilities (Cont.)                         Amount              Value
--------------------------------------------------------------------------------
    Calpine
      7.875% 4/1/08                            $ 30,000            $    28,650
      8.50% 2/15/11                             690,000                666,249
      8.625% 8/15/10                             80,000                 77,539
      8.75% 7/15/07                              10,000                  9,875
      10.50% 5/15/06                             30,000                 30,600
 +++Calpine Corp  144A
      0.265% 4/30/21                            130,000                123,338
    Cleveland Electric
      9.50% 5/15/05                              30,000                 31,016
    CMS Energy
      7.00% 1/15/05                             130,000                124,498
    Dominion Resources
      7.625% 7/15/05                            580,000                607,061
    KN Energy
      6.45% 3/1/03                              460,000                466,592
    Northeast Utilities
      8.38% 3/1/05                               26,400                 26,838
      8.58% 12/1/06                               9,940                 10,041
    NRG Northeast Generating
      8.065% 12/15/04                           329,063                338,615
    Progress Energy
      7.10% 3/1/11                              475,000                481,899
    Texas Utilities
      6.375% 6/15/06                            545,000                539,040
--------------------------------------------------------------------------------
                                                                     4,059,118
    Total Long-Term Debt Investments
    (Cost $89,812,770)                                              90,045,611
--------------------------------------------------------------------------------

                                              Number
    Common Stock - 59.5%                      of Shares
--------------------------------------------------------------------------------
    Aerospace & Defense - 0.4%
--------------------------------------------------------------------------------
    Boeing                                        2,300                127,880
    British Aerospace (United Kingdom)           33,877                162,330
#   Career Education                              2,500                149,750
    General Dynamics                                600                 46,686
    Honeywell International                       6,455                225,860
    Lockheed Martin                              11,200                414,960
    Northrop                                        200                 16,020
    Raytheon                                        800                 21,240
    Textron                                         200                 11,008
    United Technologies                           1,200                 87,912
--------------------------------------------------------------------------------
                                                                     1,263,646
    Automobiles & Automotive Parts - 0.9%
--------------------------------------------------------------------------------
    Autoliv (Sweden)                                400                  6,912
#   AutoNation                                    1,200                 13,920
#   AutoZone                                        400                 15,000
    B.F. Goodrich                                   300                 11,394
    Bayerische Motoren Werke (Germany)           18,650                614,660
    Cooper Industries                             1,300                 51,467
#   CSX Auto                                      7,900                 65,570
    Dana                                            700                 16,338
    Danaher                                         100                  5,600
    Delphi Automotive Systems                     1,400                 22,302
    Ford Motor                                    4,400                108,020
    General Motors                                1,700                109,395
#   Gentex Corp                                     200                  5,574
    Genuine Parts                                   400                 12,600
    Goodyear Tire & Rubber                          200                  5,600
#   Group 1 Automotive                            2,700                 79,920
    Honda Motor Ltd. (Japan)                     11,000                483,303
    Nissan Motor (Japan)                         36,000                248,515
    Paccar                                          200                 10,284
#   Safety Components                             1,070                  5,350
#   Sonic Automotive Inc                         30,500                582,550
    Toyota Motor (Japan)                         21,800                767,304
--------------------------------------------------------------------------------
                                                                     3,241,578
    Banking, Finance & Insurance - 11.2%
--------------------------------------------------------------------------------
    ABN Amro Holding Nv (Netherlands)            11,111                208,892
    ACE Limited                                   9,300                363,537
    AFLAC                                         1,400                 44,086
    Aiful (Japan)                                 1,400                126,278
    Allianz AG (Germany)                          3,744              1,099,768

                        Global Asset Allocation Fund 7

                                              Number              Market
    Banking, Finance & Insurance (Cont.)      of Shares           Value
--------------------------------------------------------------------------------
#   Allied Irish Banks (Ireland)                 16,600             $  185,649
    Ambac Financial Group                           200                 11,640
    American Express                             12,700                492,760
    American General                             17,400                808,230
    American International Group                  7,550                649,300
#   Americredit                                   8,300                431,185
    AmSouth Bancorporation                          700                 12,943
    Aon                                             400                 14,000
    Arthur J. Gallagher                           4,000                104,000
    Banca Intesta (Italy)                       135,480                478,655
    Banco Popular Espanol (Spain)                 5,540                193,806
    Bank of America                              29,400              1,764,882
    Bank of New York                             13,200                633,600
    Bank One                                      3,300                118,140
    Banque Nationale De Paris (France)              800                 69,678
    BB&T                                          1,100                 40,370
    Bear Stearns                                  7,300                430,481
#   Blackrock                                     4,000                137,160
    Brown & Brown                                 2,250                 94,478
    Capital One Financial                           600                 36,000
    Charles Schwab                                4,000                 61,200
    Charter One Financial                        24,709                788,217
    Chubb                                           600                 46,458
    Cigna                                         7,800                747,396
    Cincinnati Financial                            200                  7,900
    Citigroup                                    71,216              3,763,052
#   Cna Financial                                 2,200                 86,790
#   Coinstar                                      6,200                137,950
    Comerica                                     16,790                967,104
    Conseco                                         800                 10,920
    Contifinancial Liquidated Trust             157,079                 12,566
    Countrywide Credit Ind. Inc                   1,200                 55,056
    Danske Bank A/S (Denmark)                    19,890                357,685
    DBS Group Holdings (Singapore)               18,282                134,456
    Dexia                                        21,400                337,602
    Eaton Vance                                   5,900                205,320
    Erie Indemnity Company-Cl A                     200                  5,950
    Fannie Mae                                   15,750              1,341,113
    Federated Investors - Class B                 8,800                283,360
    Fifth Third Bancorp                           9,575                574,979
    First Tennessee National                        500                 17,355
    First Union                                   3,100                108,314
    Fleet Boston Financial                       28,465              1,122,944
    Fortis (B) (Belgium)                          2,129                 51,408
    Fortis (Netherlands)                          3,101                 75,457
    Franklin Resources                              500                 22,885
    Freddie Mac                                   2,000                140,000
    Goldman Sachs Group                          10,100                866,580
    Greater Bay Bancorp                           8,000                199,840
    GreenPoint Financial                            600                 23,040
    Grupo Financiero Bancomer (Mexico)           71,800                 71,126
    Halifax Group (United Kingdom)               15,580                179,699
    Hang Seng Bank (Hong Kong)                    9,500                 97,438
    Hartford Financial Services                     700                 47,880
    Heller Financial                                900                 36,000
    Household International                       1,500                100,050
    HSBC Holdings (United Kingdom)               22,000                260,719
    Huntington Bancshares                           200                  3,270
#   ING Group (Netherlands)                      30,633              2,003,634
    Investment Technology                         3,200                160,928
    Investor AB - B Shares (Sweden)              60,279                767,832
    Investors Financial Services                  2,230                149,410
    Istituto Bancario San Paolo (Italy)          22,028                282,561
    Jefferson-Pilot                                 600                 28,992
    JP Morgan Chase                              29,200              1,302,320
    Julius Baer Holding AG (Switzerland)             96                369,477
    KeyCorp                                         400                 10,420
    Legg Mason                                      200                  9,952
    Lehman Brothers Holdings                        700                 54,425
    Loews Corporation                               100                  6,443
    M & T Bank                                      300                 22,650
    MBIA                                            300                 16,704
    MBNA                                          2,000                 65,900
    Mellon Financial                              1,600                 73,600
    Merrill Lynch & Company                       2,150                127,388
    Metris                                        6,800                229,228
    Metropolitan Life Insurance                     300                  9,294
    MGIC Investment                                 500                 36,320

                                              Number              Market
    Banking, Finance & Insurance (Cont.)      of Shares           Value
--------------------------------------------------------------------------------
    Morgan Stanley Dean Witter                   16,796            $ 1,078,807
    Muenchener Rueckversicherungs-
      Gisellschaft (Germany)                      2,784                781,924
    National City                                 2,500                 76,950
    National Commerce Financial                     400                  9,748
    Nationwide Financial Services-A                 200                  8,730
    Nikko Securities (Japan)                    106,000                849,020
    North Fork Bancorporation                     1,100                 34,100
    Northern Trust                                  100                  6,250
    ORIX Finance-Leasing (Japan)                  1,300                126,430
    Overseas Chinese Banking (Singapore)         24,700                161,323
    PNC Financial Group                           1,000                 65,790
    Providian Financial                          17,600              1,041,920
    Regions Financial                               300                  9,600
    Royal Bank Of Canada (Canada)                 9,800                313,665
    Royal Bank of Scotland Group
    (United Kingdom)                             11,534                254,695
    SEI                                             500                 23,700
    Societe Generale (France)                     7,975                472,639
    Sovereign Bancorp                               700                  9,100
    St. Paul                                        300                 15,207
    State Street Bank                             5,360                265,266
    Stilwell Financial                            1,900                 63,764
    Sun Life Financial Services (Canada)         14,515                347,308
    Suntrust Banks                                  900                 58,302
    Svenska Handelsbanken A Shares (Sweden)      21,729                310,757
    T Rowe Price Group                              200                  7,478
    Tcf Financial                                   400                 18,524
    Torchmark                                       500                 20,105
    Toronto-Dominion Bank (Canada)               14,322                364,680
#   UBS Ag (Switzerland)                            715                102,473
    Unibanco-GDR                                  4,400                111,980
    UnumProvident                                   300                  9,636
    US Bancorp                                   40,300                918,437
    USA Education                                   300                 21,900
    Wachovia                                        700                 49,805
    Washington Mutual                             1,050                 88,988
    Washington Mutual                            16,750                628,963
    Wells Fargo                                  35,400              1,643,623
    Wilmington Trust                                100                  6,265
    XL Capital Class A                            5,800                476,180
    Zions Bancorp                                 6,600                389,400
    Zurich Financial Services (Switzerland)           1                    260
--------------------------------------------------------------------------------
                                                                    38,869,767
    Buildings & Materials - 0.6%
--------------------------------------------------------------------------------
    American Standard                               100                  6,010
    Apogee Enterprises                            6,000                 74,940
    Bouygues (France)                            13,372                452,271
#   Corinthian Colleges                           2,700                127,089
#   CRH (Ireland)                                39,893                669,231
    Fluor                                           300                 13,545
    Lafarge SA (France)                           6,612                565,804
    NVR                                           2,000                296,000
    Precision Castparts                             100                  3,742
    USG                                           1,500                  6,330
--------------------------------------------------------------------------------
                                                                     2,214,962
    Business Services - 1.0%
--------------------------------------------------------------------------------
#   Administaff                                   3,800                 98,800
#   Cendant                                      22,700                442,650
    Cintas                                          300                 13,875
    Compass Group (United Kingdom)               49,824                397,848
#   Concord EFS                                     500                 26,005
#   Convergys                                    24,400                738,099
    Deluxe                                          600                 17,340
#   Dun And Bradstreet                              100                  2,820
#   Eplus                                         4,500                 47,430
#   Forrester Research                            3,500                 79,065
#   Freemarkets                                   4,500                 90,000
    H&R Block                                       200                 12,910
#   Heidrick & Struggles                          1,700                 34,561
#   Hotel Reservations Network                      950                 44,204
#   HOTJOBS.COM                                  28,500                256,500
    Invensys (United Kingdom)                    94,157                178,349
#   KFORCE.COM                                   36,100                234,650
#   KPMG Consulting                              37,600                577,160
    Manpower                                        200                  5,980
    Paychex                                         800                 32,000

                        Global Asset Allocation Fund 8

                                              Number              Market
    Business Services (Cont.)                 of Shares           Value
--------------------------------------------------------------------------------
    Robert Half International                       300            $     7,467
#   Sabre Group Holdings                            100                  5,000
--------------------------------------------------------------------------------
                                                                     3,342,713
    Cable, Media & Publishing - 2.0%
--------------------------------------------------------------------------------
    Asatsu-DK (Japan)                             3,900                 79,110
#   AT&T - Liberty Media Class A                 48,300                844,767
#   Beasley Broadcast Group                       2,800                 47,600
    Carlton Communications (United Kingdom)      23,329                110,472
#   Clear Channel Communications                 14,950                937,364
#   Cnet Networks                                   500                  6,500
    Donnelley & Sons                                200                  5,940
#   Echostar Communications - A                  15,700                508,994
#   Fox Entertainment Group                       1,700                 47,430
    Fuji Television Network (Japan)                  52                298,930
    Havas Advertising (France)                   26,170                288,243
#   Hispanic Broadcasting                           100                  2,869
#   Insight Communications                        3,300                 82,500
    InterPublic Group                            11,100                325,785
    Knight-Ridder                                   100                  5,930
#   Lamar Advertising                               200                  8,800
    McGraw-Hill                                     500                 33,075
    Moody'S Investors Services                      300                 10,050
    New York Times                                  100                  4,200
    Omnicom Group                                   500                 43,000
    Prosieben Sat.1 Media (Germany)               4,116                 58,586
    Publicis Groupe (France)                      3,794                 91,934
    Readers Digest Association - Class A            200                  5,750
    Reynolds & Reynolds Class A                     300                  6,585
#   Scholistic                                    4,700                211,500
    Singapore Press Holdings (Singapore)         15,000                164,654
#   Spanish Broadcasting Systems Class A          7,400                 60,754
    The News Corporation                         14,465                537,375
#   TMP Worldwide                                 5,000                295,550
    Tribune                                         300                 12,003
#   Ultratech Stepper                             3,300                 84,645
    United Business Media (United Kingdom)       16,907                137,742
#   Unitedglobalcom                                 344                  2,976
#   Univision Communications                        900                 38,502
#   USA Networks                                  3,700                104,303
#   Viacom Class B                               12,362                639,734
    Vivendi Universal - ADR                       2,679                155,382
    VNU (Netherlands)                             3,300                111,837
    Wolters Kluwer (Netherlands)                  5,374                144,562
    WPP Group (United Kingdom)                   53,759                526,933
--------------------------------------------------------------------------------
                                                                     7,082,866
    Chemicals - 1.2%
--------------------------------------------------------------------------------
    Air Products & Chemicals                        500                 22,875
    Akzo Nobel (Netherlands)                     17,978                761,593
    Avery Dennison                                9,400                479,870
    Beckman Coulter                                 200                  8,160
    BOC Group (United Kingdom)                   30,921                452,879
    Celanese (Germany)                                1                     22
    Dow Chemical                                 12,600                418,950
    DuPont(E.I.)deNemours                         6,700                323,208
    Eastman Chemical                                200                  9,526
    Englehard                                       600                 15,474
    Hercules                                        300                  3,390
    Imperial Chemical Industries (United Kingdom) 8,029                 47,236
    Pharmacia                                    22,450              1,031,577
    PPG Industries                               10,800                567,756
    Praxair                                         500                 23,500
    Rohm & Haas                                     300                  9,870
--------------------------------------------------------------------------------
                                                                     4,175,886
    Computers & Technology - 7.8%
--------------------------------------------------------------------------------
#   Acxiom                                          200                  2,618
    Adobe Systems                                 6,200                291,400
#   Advent Software                               1,600                101,600
#   Affiliated Computer Services A                  200                 14,382
    American Power Conversion                       400                  6,300
#   AOL Time Warner                              55,000              2,915,000
    Apple Computer                                  800                 18,600
    Autodesk                                        300                 11,190
    Automatic Data Processing                    11,300                561,610
#   Avant                                         7,600                101,080
#   Avaya                                           600                  8,220

                                              Number              Market
    Computers & Technology (Cont.)            of Shares           Value
--------------------------------------------------------------------------------
#   Barra                                         4,900             $  191,835
#   BEA Systems                                  13,500                414,585
    BISYS Group                                     200                 11,800
#   BMC Software                                 18,700                421,498
    Broadwing                                     1,700                 41,565
#   Brocade Communications Systems                4,900                215,551
#   Bsquare                                       9,100                 95,641
#   Cabletron Systems                               800                 18,280
#   Cacheflow                                     9,200                 45,356
#   Cadence Design Systems                       16,800                312,984
#   Cerner                                        2,500                105,000
#   CGS Systems International                       300                 17,028
#   Check Point                                   8,300                419,731
#   Checkfree                                     1,000                 35,070
#   Cisco Systems                                65,800              1,197,560
#   Citrix Systems                                  500                 17,450
#   Clarent                                       9,100                 83,629
    Compaq Computer                              45,400                703,246
    Computer Associates International            16,900                608,400
#   Computer Horizons                            20,000                 62,200
#   Computer Network                              5,200                 55,172
#   Compuware                                       800                 11,192
#   Comverse Technology                           9,800                564,676
#   Crossroads Systems                            9,600                 62,304
#   Dell Computer                                51,200              1,328,640
#   Digex                                           200                  2,600
#   DST Systems                                     200                 10,540
#   Eclipsys                                      2,400                 57,600
    Electronic Data Systems                       1,100                 68,750
#   Electronics Arts                                600                 34,740
    EMC                                           5,100                148,155
#   Emulex                                        6,300                254,520
#   Filenet                                       4,500                 66,600
    Fiserv                                          200                 12,796
    Fujitsu (Japan)                              10,400                109,232
#   Gateway                                      13,600                223,720
#   GOTO.COM                                      6,300                122,535
    Hewlett-Packard                              31,700                906,620
#   HNC Software                                  5,300                103,350
#   Homestore.Com                                 5,650                197,524
#   Hyperion Solutions                            4,500                 67,500
    Inter-Tel                                    10,200                121,482
    International Business Machines              18,390              2,078,070
#   Iomega                                       46,100                110,179
#   J.D. Edwards And Company                      7,700                108,878
    Jabil Circuit                                   500                 15,430
#   Juniper Networks                                400                 12,440
#   Kronos                                        1,800                 73,710
#   Lexmark International                         7,700                517,825
    Linear Technology                            10,600                468,732
#   Macrovision                                     100                  6,850
#   Manhattan Associates                          2,400                 95,400
    Mapinfo                                       1,900                 41,800
#   Maxtor                                       16,700                 87,675
#   MCAFEE.COM                                    7,400                 90,872
#   Mcdata Class A                               12,100                212,356
    Mentor Graphics                               8,500                148,750
#   Mercury Interactive                             200                 11,980
    Michron Technology                           15,500                637,050
#   Micromuse                                     9,600                268,704
#   Microsoft                                    55,770              4,048,902
#   Microstrategy                                12,800                 35,840
    Misys (United Kingdom)                       31,959                223,914
    National Data                                 2,200                 71,280
#   NCR                                             300                 14,100
    Netegrity                                     1,300                 39,000
#   Netsolve                                      6,600                 82,434
#   Nova                                            200                  6,290
#   On Semiconductor                              9,900                 45,045
#   Openwave Systems                                300                 10,410
#   Oracle                                        5,600                106,400
#   Palm                                          2,200                 13,354
#   Parametric Technology                        63,900                893,961
#   PeopleSoft                                      600                 29,538
    PerkinElmer                                   3,000                 82,590
    Pitney Bowes                                    500                 21,060
#   Quantum - DLT & Storage                       6,200                 62,558
#   Rational Software                               700                 19,635

                        Global Asset Allocation Fund 9

                                              Number              Market
    Computers & Technology (Cont.)            of Shares           Value
--------------------------------------------------------------------------------
#   REGISTER.COM                                  6,200           $     96,038
#   Remedy                                        2,100                 73,080
#   Renaissance Learning                          1,300                 65,767
#   Retek                                         4,700                225,318
#   S1                                            9,400                131,600
    SAP (Germany)                                   743                102,547
#   Secure Computing                              9,200                144,532
#   Siebel Systems                                9,750                457,275
#   Sonus Networks                                8,000                186,880
#   Sun Microsystems                              6,800                106,896
#   SunGard Data Systems                            600                 18,006
#   Sybase                                        2,210                 36,355
#   Symantec                                        300                 13,107
#   Synopsys                                        400                 19,356
#   Teradyne                                      1,300                 43,030
    Tietoenator Oyj (Finland)                     5,831                129,930
#   TRAVELOCITY.COM                               3,500                107,450
#   VeriSign                                      1,000                 60,010
#   Veritas Software                              8,775                583,801
#   Western Digital                              14,500                 58,000
#   Williams Communications                         411                  1,212
    Xerox                                        33,500                320,595
#   Yahoo                                           700                 13,993
--------------------------------------------------------------------------------
                                                                    27,368,447
    Consumer Products - 0.8%
--------------------------------------------------------------------------------
    Avon Products                                   600                 27,768
    Black & Decker                                  200                  7,892
    Clorox                                          400                 13,540
    Colgate-Palmolive                             1,000                 58,990
    Corning                                       1,600                 26,736
    Fuji Photo Film (Japan)                       3,000                129,405
    Gillete                                         900                 26,091
    International Flavors & Fragrances              300                  7,539
    Kimberly-Clark                                1,800                100,620
#   Martha Stewart Living Class A                 6,300                145,530
    Mattel                                        2,400                 45,408
    Maytag                                          200                  5,852
    Minnesota Mining & Manufacturing                900                102,690
#   Oakley                                        6,500                120,250
    Procter & Gamble                              3,000                191,400
    Shiseido (Japan)                             16,000                150,090
    Steelcase Class A                             3,200                 38,240
    Tyco International                           31,600              1,722,200
--------------------------------------------------------------------------------
                                                                     2,920,241
    Consumer Services - 0.1%
--------------------------------------------------------------------------------
#   Apollo Group - Class A                        3,850                163,433
#   Education Management                          1,700                 68,085
    ServiceMaster                                 1,400                 16,800
--------------------------------------------------------------------------------
                                                                       248,318
    Electronics & Electrical Equipment - 5.0%
--------------------------------------------------------------------------------
#   Advanced Micro Devices                        1,000                 28,880
    Alpha Industries                                400                 11,820
#   Altera                                          100                  2,900
#   Applied Micro Circuits                       11,400                196,080
#   Atmel                                         1,500                 20,235
    Avnet                                         1,400                 31,388
#   Axcelis Technologies                            200                  2,960
    C&D Technologies                              2,850                 88,350
#   Chartered Semiconductor (Singapore)          79,000                197,717
#   Chippac                                       4,800                 50,112
    Eaton                                         4,900                343,490
#   Electro Scientific Industries                 7,300                278,130
    Emerson Electric                              1,300                 78,650
    FirstEnergy                                  10,500                337,680
    General Electric                            147,100              7,171,125
#   Hi/Fn                                         5,400                 81,702
#   Integrated Device Tech                        8,000                253,520
    Intel                                        83,200              2,433,600
#   International Rectifier                       2,600                 88,660
#   JDS Uniphase                                  1,700                 21,675
#   KLA Instruments                               9,200                537,924
    Kulicke & Soffa                               7,200                123,552
#   Lam Research                                    400                 11,860
#   LSI Logic                                       300                  5,640
#   Marvell Technology Group                     11,100                298,590

    Electronics &                             Number              Market
    Electrical Equipment (Cont.)              of Shares           Value
--------------------------------------------------------------------------------
    Matsushita Elecric Industrial (Japan)         5,000            $    78,252
    Matsushita Electric Works (Japan)            14,000                161,860
#   Maxim Integrated Products                     7,700                340,417
#   Measurement Specialties                         100                  1,576
#   Memc Electronic Materials                     6,800                 52,020
    Methode Electronics - Class A                32,500                279,500
#   Microchip Technology                            300                 10,275
    Molex                                           200                  7,306
    Motorola                                     42,640                706,118
    Murata Manufacturing (Japan)                    900                 59,820
#   National Semiconductor                          700                 20,384
#   Novellus Systems                                400                 22,716
    Nstar                                           300                 12,768
#   Oak Technology                               12,500                132,375
#   Photronics                                    3,500                 89,810
#   PMC - Sierra                                    700                 21,749
#   QLogic                                          200                 12,890
#   READ-RITE                                    15,600                 81,900
#   RF Micro Devices                              9,200                246,560
    Rockwell International                          600                 22,872
    Rohm (Japan)                                    800                124,305
#   Samsung Electronics (Korea)                   5,007                739,216
    Samsung Electronics - GDR (Korea)               600                 46,920
#   Sanmina                                       9,450                221,225
#   SCI Systems                                     300                  7,650
    Smiths Industries (United Kingdom)           18,006                209,202
#   Solectron                                    16,600                303,780
    Sony (Japan)                                  5,100                335,298
    Symbol Technologies                             825                 18,315
    Texas Instruments                             2,700                 85,050
#   Trimble Navigation Limited                    3,800                 74,062
    Utilicorp United                                700                 21,497
#   Varian                                        2,100                 67,830
    Venture Manufacturing (Singapore)             3,000                 19,923
#   Vishay Intertechnology                          300                  6,900
#   Vitesse Semiconductor                         1,100                 23,144
#   Waters                                          300                  8,283
    Whirlpool                                       700                 43,750
#   Zygo                                          1,900                 42,275
--------------------------------------------------------------------------------
                                                                    17,456,033
    Energy - 5.0%
--------------------------------------------------------------------------------
    Amerada Hess                                    300                 24,240
    Anadarko Petroleum                            1,000                 54,030
    Apache                                          400                 20,300
    Baker Hughes                                  1,100                 36,850
#   Barrett Resources                             2,300                135,700
    BP Amoco (United Kingdom)                    14,100                116,064
    Burlington Resources                            700                 27,965
    Chesapeake Energy                             5,400                 36,720
    Chevron                                       1,700                153,850
    Conoco                                        3,000                 84,600
    Conoco Class B                                2,500                 72,250
    Constellation Energy                            200                  8,520
    Devon Energy                                    200                 10,500
    Diamond Offshore Drilling                       500                 16,525
    Dynegy                                          400                 18,600
    El Paso Energy                                1,600                 84,064
    Enron                                        30,000              1,470,000
    ENSCO International                             300                  7,020
    Ente Nazionale Idrocarburi                   56,943                694,721
    Exxon Mobil                                  44,337              3,872,836
    Global Marine                                   300                  5,589
#   Grant Prideco                                   300                  5,247
#   Grey Wolf                                     6,100                 24,400
    Halliburton                                   1,100                 39,160
    Helmerich & Payne                             3,300                102,267
#   Houston Exploration                           2,700                 84,375
#   Key Production Company                        4,900                 81,585
#   Louis Dreyfus Natural Gas                     3,500                121,975
    Massey Energy                                   200                  3,952
#   Mirant                                          357                 12,281
#   Nabors Industries                               200                  7,440
    Nisource                                     11,900                325,227
#   Noble Drilling                                  200                  6,550
#   NRG Energy                                    2,900                 64,032
    Occidental Petroleum                          1,100                 29,249
    Pancanadian Petroleum                         4,900                150,148

                        Global Asset Allocation Fund 10

                                              Number              Market
    Energy (Cont.)                            of Shares           Value
--------------------------------------------------------------------------------
#   Patterson Utility                             6,050           $    108,114
#   Peabody Energy                                4,300                140,825
    Petroleo Brasiliero (Brazil)                  9,778                254,228
    Phillips Petroleum                              400                 22,800
    Pogo Producing                                3,000                 72,000
    Royal Dutch Petroleum (Netherlands)          36,100              2,103,547
    Schlumberger Limited                          5,500                289,575
    Sempra Energy                                   300                  8,202
    Shell Transport & Trading (United Kingdom)  242,019              2,004,112
    Smith International                             200                 11,980
    St Mary Land & Exploration                    4,100                 95,776
#   Stone Energy                                  2,325                102,998
    Suncor Energy (Canada)                       10,445                265,685
    Teco Energy                                     300                  9,150
    Texaco                                        1,000                 66,600
#   Tom Brown                                     3,900                 93,600
    Tosco                                        14,405                634,540
    Total Fina Elf SA (France)                   16,529              2,316,293
    Transocean Sedco Forex                        8,750                360,938
    Ultramar Diamond Shamrock                       400                 18,900
#   Unit                                          4,000                 63,400
#   Unocal                                       10,000                341,500
    USX-Marathon Group                              300                  8,853
    Williams                                        500                 16,475
    Xcel Energy                                     500                 14,225
    Xto Energy                                   11,850                170,048
--------------------------------------------------------------------------------
                                                                    17,603,196
    Environmental Services - 0.3%
--------------------------------------------------------------------------------
    Applera Corporation Biosystems                5,900                157,825
    Ecolab                                          300                 12,291
    Waste Management                             27,500                847,550
--------------------------------------------------------------------------------
                                                                     1,017,666
    Food, Beverage & Tobacco - 2.7%
--------------------------------------------------------------------------------
    Altadis ZAR (Spain)                           3,675                 52,434
    Anheuser Busch                               18,400                758,080
    Archer-Daniels-Midland                        1,100                 14,300
    Campbell Soup                                   300                  7,725
    Coca Cola                                    16,300                733,500
    Coca-Cola Enterprises                           800                 13,080
    Compagnie Financiere Richemont AG (Switzerland) 160                409,640
    Companhia De Bebidas - ADR                    6,614                153,114
    ConAgra                                         700                 13,867
    Darden Restaurants                            1,400                 39,060
    Fortune Brands                                  200                  7,672
    General Mills                                   900                 39,402
    Groupe Danone (France)                        3,548                487,280
    H.J. Heinz                                      800                 32,712
    Ibp                                           1,800                 45,450
    Kellogg Company                                 300                  8,700
#   Kraft Foods - Cl A                            6,400                198,400
    McCormick and Company                           300                 12,606
    Nestle SA (Switzerland)                       4,240                901,475
    Pepsi Bottling Group                         13,100                525,310
    PepsiCo                                      37,000              1,635,400
#   Performance Food Group                        5,600                169,288
    Philip Morris                                47,200              2,395,399
    Quaker Oats                                   2,266                206,773
    Ralston-Purina Group                            300                  9,006
    RJ Reynolds Tobacco Holdings                    700                 38,220
    Sara Lee                                      1,100                 20,834
    Supervalu                                     3,700                 64,935
    Sysco                                         1,600                 43,440
    Tesco (United Kingdom)                      134,792                488,806
    UST                                           1,000                 28,860
    W.W Wrigley, Jr.                                200                  9,370
--------------------------------------------------------------------------------
                                                                     9,564,138
    Healthcare & Pharmaceuticals - 9.1%
--------------------------------------------------------------------------------
    Abbott Laboratories                           3,800                182,438
#   Advancepcs                                      700                 44,835
#   Aetna                                           200                  5,174
#   Albany Molecular Research                     3,500                133,035
    Allergan                                        400                 34,200
    American Home Products                       36,900              2,156,436
#   AmeriSource Health-Class A                    4,200                232,260
#   Amgen                                        14,850                901,098

                                              Number              Market
    Healthcare & Pharmaceuticals (Cont.)      of Shares           Value
--------------------------------------------------------------------------------
#   Andrx Group                                   2,600           $    200,200
#   Apogent Technologies                            400                  9,840
#   Apria Healthcare Group                        5,500                158,675
    AstraZeneca (United Kingdom)                 39,472              1,837,197
    AstraZeneca ADR                               1,700                 79,475
    Aventis (France)                              8,000                639,168
#   Barr Laboratories                               600                 42,246
    Bausch & Lomb                                   200                  7,248
    Baxter International                          1,600                 78,400
    Becton Dickinson                                800                 28,632
    Biomet                                          500                 24,030
#   Biosite Diagnostics                           2,475                110,880
#   Boston Scientific                               300                  5,100
    Bristol-Myers Squibb                         23,500              1,229,050
    C.R.Bard                                        200                 11,390
    Cardinal Health                               1,200                 82,800
#   Caremark RX                                  18,200                299,390
#   Celgene                                       2,100                 60,585
#   Chiran Bio-Tech                                 300                 15,325
#   Closure Medicaloration                        2,700                 62,019
#   Corixa                                        3,800                 64,866
#   Cytyc                                         3,900                 89,895
#   Davita                                       10,000                203,300
    Dentsply International                          200                  8,870
    Diagnostic Products                           5,440                180,608
#   Elan (Ireland)                                9,087                562,024
    Eli Lilly                                    11,250                832,500
#   Enzon                                         2,900                181,250
#   Forest Laboratories                           2,900                205,900
#   Genentech                                     8,500                468,350
#   Genta Inc                                    10,900                145,951
#   Genzyme - Biosurgery                             54                    447
#   Genzyme - General Division                    1,410                 86,016
#   Genzyme- Molecular Oncology                      54                    732
    GlaxoSmithKline (United Kingdom)             49,730              1,395,802
    HCA - The Healthcare Company                  1,300                 58,747
#   Health Management Associates Class A            600                 12,624
#   Healthsouth                                   6,600                105,402
#   Human Genome Sciences                           200                 12,050
#   Idec Pharmaceuticals                            100                  6,769
    IMS Health                                      900                 25,650
#   Invitrogen                                    2,175                156,165
    Ivax                                          9,300                362,700
    Johnson & Johnson                            53,372              2,668,599
    King US                                       5,100                274,125
#   Laboratory Crp Of Amer Hldgs                  1,550                119,195
#   Lifepoint Hospitals                           1,950                 86,346
#   Ligand Pharmaceuticals - Class B              6,200                 70,060
#   Martek Biosciences                            2,700                 76,950
    McKesson HBOC                                12,400                460,288
#   Medimmune                                     9,100                429,520
    Medtronic                                    16,800                772,968
    Mentor/Minn                                   4,300                122,550
    Merck & Company                              33,800              2,160,158
#   Mid Atlantic Medical Services                11,300                202,609
    Millipore                                       200                 12,396
    Mylan Laboratories                              300                  8,439
#    NBTY                                        23,600                293,584
#   Noven Pharmaceuticals                           100                  3,920
#   Ocular Sciences                               7,300                185,420
#   Oratec Interventions                          5,100                 47,277
#   Osi Pharmaceuticals                           1,220                 64,160
#   Oxford Health Plans                           9,050                258,830
#   Parexel International                         4,400                 85,800
#   Perrigo Company                               9,100                151,879
    Pfizer                                       90,150              3,610,507
#   Pharmaceutical Product Development            9,400                286,794
#   Pharmacopeia                                  3,500                 84,000
#   Polymedica                                    2,300                 93,150
#   Priority Healthcare-B                         2,800                 79,184
#   Protein Design Labs                             100                  8,676
#   Quest Diagnostics                             2,450                183,383
#   Quintiles Transnational                         300                  7,575
#   Respironics                                   1,400                 41,664
#   Rightchoice Managed Care                      1,700                 75,480
    Sankyo (Japan)                               16,000                288,635
    Sanofi-Synthelabo (France)                   24,274              1,593,876
    Schering-Plough                              36,300              1,315,512

                        Global Asset Allocation Fund 11

                                              Number              Market
    Healthcare & Pharmaceuticals (Cont.)      of Shares           Value
--------------------------------------------------------------------------------
#   Sepracor                                        200           $      7,960
    Serono (Switzerland)                            201                199,467
    Shionogi (Japan)                              9,000                187,613
    Smith & Nephew (United Kingdom)              14,327                 74,250
#   Sonic Innovations                            11,300                 72,885
    St Jude Medical                               5,800                348,000
    Stryker                                         300                 16,455
#   Sybron Dental Specialties                       100                 ,2,049
#   Syncor International                          4,000                124,000
    Takeda Chemical Industries (Japan)            2,000                 93,005
#   Techne Corporation                            2,000                 65,000
    Tent Healthcare                                 900                 46,431
#   Triangle Pharmaceuticals                     11,600                 54,288
    UnitedHealth Group                              900                 55,575
    Varian Associates                             2,300                164,450
#   Ventana Medical Systems                       1,900                 59,850
#   Wellpoint Health Networks                       100                  9,424
--------------------------------------------------------------------------------
                                                                    31,641,955
    Industrial Machinery - 0.4%
--------------------------------------------------------------------------------
    Alstom (France)                               6,281                174,867
#   Applied Materials                             4,400                216,040
    Caterpillar                                     500                 25,025
    Celestica                                     4,100                211,150
    Deere & Co.                                     200                  7,570
    Dover                                           500                 18,825
#   FEI Company                                   6,200                254,200
    Grainger (W.W.)                                 100                  4,116
    Illinois Tool Works                             700                 44,310
    Ingersoll-Rand                                  300                 12,360
    Pall                                            300                  7,059
    Parker Hannifin                                 200                  8,488
    Roper Industries                              1,600                 66,800
    Sandvik (Sweden)                             13,758                277,109
#   Semitool                                      8,600                102,598
#   Thermo Electron                                 300                  6,606
#   Zebra Technologies Class A                    1,600                 78,592
--------------------------------------------------------------------------------
                                                                     1,515,715
    Leisure, Lodging & Entertainment - 1.4%
--------------------------------------------------------------------------------
    Accor (France)                                3,070                129,663
#   Argosy Gaming Company                        16,900                469,144
    Callaway Golf                                 9,600                151,680
    Eastman Kodak                                   600                 28,008
#   Expedia Class A                               6,000                279,600
#   Extended Stay America                         5,100                 76,500
    Granada Compass (United Kingdom)             52,364                109,327
    Grupo Televisa SA GDR                         6,810                272,468
    Harley-Davidson                              12,400                583,792
#   Harrah's Entertainment                          300                 10,590
    Hilton Hotels                                   700                  8,120
    International Game Technology                   300                 18,777
    Marriott International - Class A              8,000                378,720
    McDonald's                                   23,700                641,322
#   Memberworks                                   3,550                 82,147
    Nintendo (Japan)                              1,600                291,201
    Nippon Television Network (Japan)               600                145,280
#   Outback Steakhouse                              400                 11,520
#   Rare Hospitality                              3,700                 83,620
    Royal Caribbean Cruises                         300                  6,633
    Six Flags                                       200                  4,208
    Television Francaise (France)                10,698                312,341
    Walt Disney                                  32,900                950,480
    Wendy's International                           400                 10,216
--------------------------------------------------------------------------------
                                                                     5,055,357
    Metals & Mining - 0.5%
--------------------------------------------------------------------------------
    Alcan Aluminium (Canada)                      3,100                130,333
    Alcoa                                         7,300                287,619
    Allegheny Technologies                          300                  5,427
    Arch Coal                                     5,200                134,524
    BHP Limited (Australia)                      28,085                148,836
    Billiton (United Kingdom)                    37,800                186,984
    Freeport-McMoRan Copper & Gold Class B        9,200                101,660
#   Lone Star Technologies                          900                 32,580
    Newmont Mining                                  300                  5,583
    Nucor                                           200                  9,778
    Pohang Iron & Steel                           6,740                132,913

                                              Number              Market
    Metals & Mining (Cont.)                   of Shares           Value
--------------------------------------------------------------------------------
    Rio Tinto (United Kingdom)                   12,925             $  229,349
    Rio Tinto Limited (Australia)                 7,982                138,991
#   Stillwater Mining Company                     4,700                137,475
--------------------------------------------------------------------------------
                                                                     1,682,052
    Miscellaneous - 0.1%
--------------------------------------------------------------------------------
#   FSI International                            10,900                137,340
    Kansas City Southern                            100                  1,580
#   Mettler-Toledo International                  1,575                 68,119
#   Petsmart                                     13,200                 93,060
    Wackenhut - Class A                           2,300                 39,675
--------------------------------------------------------------------------------
                                                                       339,774
    Packaging & Containers - 0.1%
--------------------------------------------------------------------------------
    Bemis                                           100                  4,017
#   Owens                                         3,600                 24,408
#   Sealed Air                                      300                 11,175
#   Smurfit-Stone Container                      15,140                245,268
    Temple-Inland                                   100                  5,329
--------------------------------------------------------------------------------
                                                                       290,197
    Paper & Forest Products - 0.3%
--------------------------------------------------------------------------------
    Abitibi                                      29,400                224,738
    Boise Cascade                                   100                  3,517
    Bowater                                         100                  4,474
    Georgia-Pacific                                 500                 16,925
    International Paper                          11,200                399,840
    Mead                                            400                 10,856
    Stora Enso Oyj (Finland)                     26,817                290,825
    Weyerhaeuser                                    900                 49,473
    Willamette Industries                           300                 14,850
--------------------------------------------------------------------------------
                                                                     1,015,498
    Real Estate - 0.4%
--------------------------------------------------------------------------------
    Apartment Investment & Management               200                  9,640
    AvalonBay Communities                           200                  9,350
    Boston Properties                             8,600                351,740
    Cheung Kong Holdings (Hong Kong)             69,000                751,942
    Duke Realty Corp                                300                  7,455
    Equity Office Properties Trust                1,100                 34,793
    Equity Residential Properties                 3,500                 87,938
#   Equity Residential Properties                   600                 33,930
    Host Marriott                                 1,100                 13,772
    Spieker Properties                              200                 11,990
    Starwood Hotels & Resorts Worldwide             600                 22,368
    Vornado Realty Trust                            200                  7,808
--------------------------------------------------------------------------------
                                                                     1,342,726
    Retail - 2.8%
--------------------------------------------------------------------------------
#   1-800-FLOWERS.COM                            11,100                164,724
#   Abercrombie & Fitch Class A                   1,550                 68,975
#   Action Performance                            4,000                100,000
    Albertson's                                     900                 26,991
#   American Eagle Outfitters                     5,050                177,963
#   Bed Bath & Beyond                             8,000                240,000
#   Best Buy                                      8,900                565,328
#   BJ's Wholesale Club                             100                  5,326
    Blockbuster Class A                          24,800                452,600
#   CDW Computer Centers                            200                  7,942
    Circuit City Stores                             200                  3,600
    CVS Corporation                                 301                 11,613
    Dollar General                                  400                  7,800
#   Dollar Tree Stores                              200                  5,568
#   eBay                                            400                 27,396
    Family Dollar Stores                            300                  7,689
    Fast Retailing (Japan)                          500                 86,991
    Fastenal                                        200                 12,396
#   Federated Department Stores                     400                 17,000
#   Genesco                                       9,300                312,480
    Hancock Fabrics                              10,800                 96,660
    Harcourt General                                200                 11,638
    Home Depot                                   13,300                619,115
#   Hot Topic                                     7,300                227,030
#   Inditex (Spain)                                 900                 14,374
    Intimate Brands                               3,900                 58,773
    J.C. Penney                                   1,700                 44,812
    K Mart                                          600                  6,882
#   Kohl's                                        9,000                564,570
    Kroger                                        2,000                 50,000

                        Global Asset Allocation Fund 12

                                              Number              Market
    Retail (Cont.)                            of Shares           Value
--------------------------------------------------------------------------------
    Limited                                      26,000           $    429,520
    Liz Claiborne                                   200                 10,090
    Lowe's Companies                              4,950                359,123
    May Department Stores                           400                 13,704
    Metro (Germany)                               5,423                204,461
#   Office Depot                                  2,600                 26,988
#   Rent A Center                                 3,200                168,320
    Rite Aid                                     36,200                325,800
#   Rite Aid Corp P/P (Private)                   3,100                 25,110
    Ross Stores                                     400                  9,580
#   Safeway                                       1,300                 62,400
#   SAKS                                          3,600                 34,560
    Sears, Roebuck                                  700                 29,617
    Sherwin-Williams                                300                  6,660
#   Staples                                      16,900                270,231
#   Starbucks                                    17,900                411,700
#   Stein Mart Inc                                7,700                 79,618
    Target                                        1,200                 41,520
    The Swatch Group (Switzerland)                  181                181,332
    The Swatch Group (Switzerland)                  454                 96,652
    The Talbots                                  12,790                559,563
#   Ticketmaster - Class B                        9,900                146,520
    Tiffany                                         300                 10,866
    TJX                                          14,000                446,180
#   Toys R Us                                       500                 12,375
    Tricon Global Restaurants                       300                 13,170
    VF                                              200                  7,276
    Wal-Mart Stores                              32,800              1,600,640
    Walgreen                                      1,400                 47,810
#   Wild Oats Markets                            13,500                140,535
--------------------------------------------------------------------------------
                                                                     9,768,157
    Telecommunications - 3.3%
--------------------------------------------------------------------------------
#   A T & T Wireless Group                          700                 11,445
#   Adelphia Communications                         800                 32,800
#   Allegiance Telecom                              200                  2,998
    Alltel                                          900                 55,134
#   Amdocs Limited (United Kingdom)                 400                 21,540
    America Movil - Adr (Mexico)                    692                 14,435
    American Tower - Class A                        200                  4,134
    AT & T                                        8,900                195,800
    BCE                                           6,882                180,997
    BCE (Canada)                                  3,797                101,837
    BellSouth                                     4,700                189,269
    CenturyTel                                      200                  6,065
#   China Telecom (Hong Kong)                    31,000                163,748
#   Ciena                                         8,100                307,800
    Commonwealth Telephone                        1,100                 46,475
#   Crown Castle                                    600                  9,840
#   Davox                                         5,700                 47,310
    Ericsson LM - B Shares (Sweden)              14,440                 79,020
#   General Communication  -Class A               7,400                 89,540
#   Global Crossing Limited                       3,500                 30,240
#   Illuminet Holdings                            4,800                150,960
    Korea Telecom - ADR                          13,122                288,422
#   L-3 Communications                              100                  7,630
#   Leap Wireless                                 2,500                 75,750
#   Level 3 Communications                        1,100                  6,039
#   Lightbridge                                  10,500                203,700
    Lucent Technologies                           7,900                 48,980
#   McLeodUSA - Class A                             800                  3,672
#   Network Appliance                               600                  8,220
#   NEXTEL Communications                           900                 15,750
    Nokia Oyj (Finland)                           4,586                104,015
    Nortel Networks (Canada)                      9,700                 88,173
    NTT DoCoMo (Japan)                               72              1,252,675
#   Orange (France)                              18,070                146,974
#   PAC-WEST Telecomm                            16,500                 32,010
#   Portugal Telecom (Portugal)                  22,143                154,588
#   QUALCOMM                                     11,600                678,368
#   Qwest Communications International           23,100                736,197
    SBC Communications                           54,900              2,199,293
    Scientific-Atlanta                            6,600                267,960
    Sk Telecom (Korea)                              400                 58,901
    Sprint                                       17,400                420,210
    SWK Telecom - Adr                             8,300                140,270
    Telecom Italia Spa (Italy)                   57,101                272,857
    Telefonos De Mexico ADR                       8,062                282,896

                                              Number              Market
    Telecommunications (Cont.)                of Shares           Value
--------------------------------------------------------------------------------
    Telephone & Data Systems                        200            $    21,750
#   Tellabs                                         100                  1,928
#   Tycom                                         1,200                 20,640
#   United States Cellular                          100                  5,765
    Verizon Communications                       15,800                845,300
    Vodafone Group (United Kingdom)             607,979              1,344,259
#   Western Wireless - Class A                      900                 38,702
    Wj Communications                             9,000                 41,850
#   Worldcom                                      5,200                 73,840
    Worldcom - Mci Group                            208                  3,349
--------------------------------------------------------------------------------
                                                                    11,632,320
    Textiles, Apparel & Furniture - 0.2%
--------------------------------------------------------------------------------
#   CHICO'S Fas                                   5,550                165,113
#   Columbia Sportswear                           2,550                130,025
    Gucci Group (Netherlands)                     4,798                401,832
    Johnson Controls                                300                 21,741
#   Jones Apparel Group                             500                 21,600
    Leggett & Platt                                 500                 11,015
    Newell Rubbermaid                               500                 12,550
    Nike                                            200                  8,398
--------------------------------------------------------------------------------
                                                                       772,274
    Transportation & Shipping - 0.3%
--------------------------------------------------------------------------------
#   Airtran Holdings                             15,100                158,550
    AMR                                             100                  3,613
    Brunswick                                       200                  4,806
    Burlington Northern Santa Fe                  1,500                 45,255
#   Continental Airlines - Class B                  200                  9,850
    CSX                                           1,300                 47,112
    Delta Air Lines                                 200                  8,816
    Deutsche Post (Germany)                      10,936                173,265
    Expeditors International                      1,500                 89,999
#   Fedex                                           400                 16,080
    Galileo International                         1,100                 35,750
    Gatx                                            200                  8,020
    Southwest Airlines                           20,200                373,498
    UAL                                             100                  3,515
    Union Pacific                                   600                 32,946
#   Wesco International                           6,300                 57,330
--------------------------------------------------------------------------------
                                                                     1,068,405
    Utilities - 1.6%
--------------------------------------------------------------------------------
    American Electric Power                         200                  9,234
    Cinergy                                      14,600                510,270
    Citizens Communications                         300                  3,609
    CMS Energy                                   15,600                434,460
    Consolidated Edison                             800                 31,840
    Dominion Resources                              800                 48,104
    DPL                                             400                 11,584
    Duke Energy                                   2,400                 93,624
    Edison International                          2,100                 23,415
    Entergy                                      18,400                706,375
    Exelon                                        1,100                 70,532
    FPL Group                                       600                 36,126
    Hong Kong & China Gas (Hong Kong)            70,400                 88,454
    Hong Kong Electric (Hong Kong)               57,600                221,544
    Keyspan                                         300                 10,944
    Korea Electric Power (South Korea)            7,630                141,982
    Nippon Telegraph & Telephone (Japan)            100                521,147
    PG&E                                          1,600                 17,920
    Potomac Electric Power                          200                  4,184
    PPL                                             300                 16,500
    Progress Energy                              13,700                615,404
    Public Service Enterprise Group                 700                 34,230
    Puget Energy                                    200                  5,240
    Reliant Energy                               10,100                325,321
    Scottish Power (United Kingdom)              58,463                428,957
    Southern                                        900                 20,925
    Sprint                                       41,100                877,895
    Telefonica (Spain)                           15,586                192,273
    Tokyo Gas (Japan)                            27,000                 82,045
    TXU                                           1,100                 53,009
    Wisconsin Energy                                200                  4,754
--------------------------------------------------------------------------------
                                                                     5,641,901

    Total Common Stock
    (Cost $175,093,529)                                           $208,135,788
--------------------------------------------------------------------------------

                        Global Asset Allocation Fund 13

                                              Number              Market
    Preferred Stock* - 1.2%                   of Shares           Value
--------------------------------------------------------------------------------
    Ace 8.25%                                     1,881           $    151,515
#   Adelphia  5.50%                                 197                 25,782
    Amdocs Automatic 6.75%                        3,788                191,293
    Biovail 6.75%                                   667                 52,360
#   Broadwing 6.75%                               2,547                120,983
#   California Federal Preferred 9.125%           4,000                101,120
#   Canada National Railway 5.25%                   469                 26,405
#   Caremark 7.00%                                  566                 67,566
#   Carriage Services 7.00%                       2,121                 55,676
#   Citadel Broadcasting PIK 13.00%                   2                    196
#   Citizens 6.75%                                3,700                 92,685
    CMS Energy 8.75%                              2,263                 77,621
#   CNB Capital Trust 6.00%                       1,794                 69,966
#   Coltec Capital Trust 5.25%                      631                 27,212
#   Comcast (Zones) 2.00%                         6,258                313,525
#   CSC Holding 11.75%                                5                    538
#   Emmis 6.25%                                   2,002                 95,986
#   Equity Res Props 7.00%                        1,828                 57,125
#   Evi 5.00%                                     1,950                 95,794
#   First Rep Cap 10.50% 144A                     1,000                 87,750
#   Freeport Mcmoran Copper 7.00%                 6,600                 93,720
    Georgia-Pacific Units 7.50%                   1,378                 52,157
#   Global Crossing 6.75%                         1,215                140,029
#   Hanover Compress 7.25%                          200                 19,900
#   Hanover Compress PIK 7.25%                      208                 20,696
#   Intermedia Communications PIK 13.50%             26                  2,622
#   International Paper 5.25%                     4,013                175,569
#   MCLEOD USA 6.75%                              1,000                131,350
    Metlife Capital 8.00%                         2,531                246,139
#   Mirant Trust 6.25%                            1,289                 92,809
#   Pegasus Communications 6.50%                  2,089                 90,872
    Pharmacia Aces 6.50%                          3,368                136,067
#   Pioneer Standard Electronics 6.75%              425                 19,550
#   Public Service New Hampshire 10.60%             527                 10,540
#   Qwest Trends 5.75% 144A                       1,254                 65,678
#   Radio One 6.50%                                 560                 73,570
#   Sealed Air Series A                           3,218                128,559
#   Sensormatic Electronics 6.50%                 2,225                 55,625
    Sinclair Broadcast 6.00%                      1,364                 39,215
#   Six Flags 7.25%                               2,660                 81,263
#   Suiza Capital Trust 5.50%                     2,970                122,141
#   Titan Trust 5.75%                             1,024                 35,712
#   Tower Auto Capital Trust  6.75%               3,713                 93,289
    Tribune 6.25%                                 1,927                 43,454
#   Tribune 2.00%                                   700                 83,209
#   TXI Capital Trust I 5.50%                       600                 19,860
#   Union Planters 8.0%                           2,270                119,175
    Unocal Capital Trust 6.25%                    1,749                 84,171
#   Usx Capital 6.75%                             1,000                 46,000
#   Washington Mutual 5.375%                      2,100                112,088
#   World Access Series D 4.50%                       7                    116
--------------------------------------------------------------------------------

    Total Preferred Stock
    (Cost $4,108,189)                                                4,146,243
--------------------------------------------------------------------------------

    Warrant - 0.0%
--------------------------------------------------------------------------------
#   Diva Systems Warrants                           840                      8
#   Horizon PCS - Warrants                           80                  1,591
#   Mediq                                            40                      1
#   MGC Communication Warrants                       10                    671
#   Ntelos Warrants                                  50                     50
#   Pliant Warrants 144A                             30                     30
#   Startec Global                                   40                      1
--------------------------------------------------------------------------------
                                                                         2,352
    Total Warrant
    (Cost $10,795)                                                       2,352
--------------------------------------------------------------------------------

    Right - 0.0%
--------------------------------------------------------------------------------
    Portugal Telecom - Bonus Right               22,143                  3,002
--------------------------------------------------------------------------------

    Total Right
    (Cost $0)                                                            3,002
--------------------------------------------------------------------------------

    Option - 0.2%
--------------------------------------------------------------------------------
    EURO call on USD strike 0.87              6,120,000                 44,541
    USD put on Canadian Dollars strike 1.5808 4,026,525                 36,802
--------------------------------------------------------------------------------

    Total Option
    (Cost $67,285)                                                      81,343
--------------------------------------------------------------------------------

                                              Par                 Market
    Money Market Instrument - 1.2%            Amount              Value
--------------------------------------------------------------------------------
    +U S Treasury Bill 2.039% 9/13/01       $ 4,125,000           $  4,095,473
--------------------------------------------------------------------------------

    Total Money Market Instrument
    (Cost $4,092,651)                                                4,095,473
--------------------------------------------------------------------------------

    Repurchase Agreement - 10.5%
--------------------------------------------------------------------------------
    Chase Manhattan, dated 6/29/01 4.05%
    (maturing 7/2/01, collateralized by
    $37,160,000 Federal Home Loan Association
    4.75%, 3/5/03, market value
    $37,625,760)                             36,888,000             36,888,000
--------------------------------------------------------------------------------

    Total Repurchase Agreement
    (Cost $36,888,000)                                              36,888,000
--------------------------------------------------------------------------------

    Short Sales - (1.0)%
--------------------------------------------------------------------------------
    Fannie Mae
      6.00% 7/1/31                           (1,940,000)            (1,862,400)
      6.00% 7/1/16                           (1,161,000)            (1,143,585)
      7.50% 7/1/31                             (490,000)              (499,800)
--------------------------------------------------------------------------------

    Total Short Sales
    (Cost $-3,532,405)                                              (3,505,785)
--------------------------------------------------------------------------------

    Total Market Value of Securities - 97.2%
    (Cost $306,540,814)                                            339,892,027
--------------------------------------------------------------------------------

    Receivables and Other Assets Net of Liabilities - 2.8%           9,793,622
--------------------------------------------------------------------------------

    Net Assets - 100.0%
--------------------------------------------------------------------------------
    (Equivalent to $12.988 per share based on
    26,923,251 shares issued and outstanding)                     $349,685,649
--------------------------------------------------------------------------------

    Components of Net Assets at June 30, 2001:

    Common Stock, $0.01 par value
      50,000,000 authorized shares                                $    269,233

    Paid in capital in excess of par value
      of shares issued                                             317,598,136
    Undistributed net investment income (++)                         2,245,617
    Accumulated net realized loss on
      investments foreign currencies and futures contracts          (4,291,736)
    Net unrealized appreciation of
      investments, foreign currencies, and
      futures contracts                                             33,864,399
--------------------------------------------------------------------------------

    Total Net Assets                                              $349,685,649
--------------------------------------------------------------------------------

#    Non-income producing security as of June 30, 2001.

*    Security is currently in default.

** Zero Coupon bond as of June 30, 2001. The interest rate shown is the step-up rate.

+++ Zero Coupon bond as of June 30, 2001. The interest rate shown is the effective yield as of June 30, 2001.

***  Par amounts for foreign debt are expressed in local currency.

     ADR - American Depositary Receipt.

     GDR - Global Depositary Receipt.

     PIK - Pay in kind security.

     (+)  Fully or partially pledged as collateral for open futures contracts.

     (++) Undistributed net investment income includes net realized gains
          (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements.


                        Global Asset Allocation Fund 14

Lincoln National Global Asset Allocation Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)

Investment income:
 Interest                                                               $  4,410,834
-------------------------------------------------------------------------------------
 Dividends                                                                 2,118,906
-------------------------------------------------------------------------------------
 Less: Foreign withholding tax                                               (86,142)
-------------------------------------------------------------------------------------
  Total investment income                                                  6,443,598
-------------------------------------------------------------------------------------

Expenses:
 Management fees                                                           1,304,469
-------------------------------------------------------------------------------------
 Accounting fees                                                             141,910
-------------------------------------------------------------------------------------
 Custody fees                                                                165,846
-------------------------------------------------------------------------------------
 Printing and postage                                                         68,221
-------------------------------------------------------------------------------------
 Professional fees                                                            29,994
-------------------------------------------------------------------------------------
 Directors fees                                                                2,100
-------------------------------------------------------------------------------------
 Other                                                                        22,968
-------------------------------------------------------------------------------------
                                                                           1,735,508
-------------------------------------------------------------------------------------
 Less expenses paid indirectly                                                (8,977)
-------------------------------------------------------------------------------------
  Total expenses                                                           1,726,531
-------------------------------------------------------------------------------------
Net investment income                                                      4,717,067
-------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
investments, futures contracts, and foreign currency:
 Net realized gain (loss) on:
  Investment transactions                                                 (4,677,630)
-------------------------------------------------------------------------------------
  Futures and options contracts                                              570,853
-------------------------------------------------------------------------------------
  Foreign currency transactions                                           (2,515,672)
-------------------------------------------------------------------------------------
  Net realized loss on investments, futures
  contracts, and foreign currency                                         (6,622,449)
-------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of:
  Investments and futures contracts                                      (19,300,344)
-------------------------------------------------------------------------------------
  Foreign currency                                                         1,317,141
-------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of investments,
  futures contracts, and foreign currency                                (17,983,203)
-------------------------------------------------------------------------------------
Net realized and unrealized loss on investments,
futures contracts, and foreign currency                                  (24,605,652)
-------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                               ($19,888,585)
-------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                            Six months
                                                            ended
                                                            6/30/01           Year ended
                                                            (Unaudited)       12/31/00
                                                            ---------------------------------
Changes from operations:
 Net investment income                                      $   4,717,067     $  10,844,154
---------------------------------------------------------------------------------------------
 Net realized gain (loss) on investment transactions,
 futures contracts, and foreign currency transactions          (6,622,449)       14,700,264
---------------------------------------------------------------------------------------------
 Net change in unrealized appreciation /depreciation
 of investments, futures contracts, and foreign currency      (17,983,203)      (50,069,040)
---------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                     (19,888,585)      (24,524,622)
---------------------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                                 --                --
---------------------------------------------------------------------------------------------
 Net realized gain on investment transactions                 (27,018,261)      (30,595,889)
---------------------------------------------------------------------------------------------
  Total distributions to shareholders                         (27,018,261)      (30,595,889)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                       7,588,177       (46,678,710)
---------------------------------------------------------------------------------------------

 Total decrease in net assets                                 (39,318,669)     (101,799,221)
---------------------------------------------------------------------------------------------

Net Assets, beginning of period                               389,004,318       490,803,539
---------------------------------------------------------------------------------------------
Net Assets, end of period                                   $ 349,685,649     $ 389,004,318
---------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                        Global Asset Allocation Fund 15

Lincoln National Global Asset Allocation Fund, Inc.
Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                           Six months
                                           ended
                                           6/30/2001 3   Year ended December 31,
                                           (Unaudited)   2000        1999        1998        1997        1996
                                           ------------------------------------------------------------------------
Net asset value, beginning of period         $ 14.782    $ 16.793    $ 15.759    $ 15.628    $ 14.226    $ 13.391

Income (loss) from investment operations:
   Net investment income 2                      0.182       0.393       0.323       0.357       0.383       0.392
   Net realized and unrealized gain (loss)
      on investments, and foreign currency     (0.901)     (1.259)      1.409       1.585       2.205       1.522
                                           ------------------------------------------------------------------------
   Total from investment operations            (0.719)     (0.866)      1.732       1.942       2.588       1.914
                                           ------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income            --          --      (0.266)     (0.589)         --      (0.392)
   Distributions from net realized gain on
      investment transactions                  (1.075)     (1.145)     (0.432)     (1.222)     (1.186)     (0.687)
                                           ------------------------------------------------------------------------
Total dividends and distributions              (1.075)     (1.145)     (0.698)     (1.811)     (1.186)     (1.079)
                                           ------------------------------------------------------------------------
Net asset value, end of period               $ 12.988    $ 14.782    $ 16.793    $ 15.759    $ 15.628    $ 14.226
                                           ------------------------------------------------------------------------

Total Return 1                                  (5.16%)     (5.44%)     11.36%      13.50%      19.47%      15.04%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.97%       0.94%       0.91%       0.91%       0.89%       1.00%
   Ratio of net investment income
      to average net assets                      2.63%       2.51%       2.05%       2.36%       2.77%       2.93%
   Portfolio Turnover                             236%        154%        134%        134%        178%        167%
   Net assets, end of period (000 omitted)   $349,686    $389,004    $490,804    $490,154    $438,090    $316,051

1 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

2 Per share information was based on the average shares outstanding method. For the years ended December 31, 1998, 1999 and 2000 and for the period ended June 30, 2001.

3 Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 2.66% to 2.63%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.

                        Global Asset Allocation Fund 16

Lincoln National Global Asset Allocation Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Global Asset Allocation, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service, and such prices are believed to reflect the fair value of such securities. Options Purchase are valued at the last bid price. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Options: The Fund may purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. The Fund did not write any options during the six months ended June 30, 2001.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposits in certain non-interest bearing accounts. For the six months ended June 30, 2001, the custodial fees offset arrangements amounted to $8,977.

                        Global Asset Allocation Fund 17

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distribution of Income and Gains: As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $32,295 reduction in cost of securities and a corresponding $32,295 increase in net unrealized appreciation (depreciation), based on securities held by the Fund on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $47,430: increase net unrealized appreciation (depreciation) by $11,564, increase net realized gains (losses) by $35,866. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee which is calculated daily at the rate of 0.75% of the first $200 million of net assets of the Fund, 0.70% of the next $200 million and 0.68% of net assets of the Fund in excess of $400 million. The sub-advisor, Putnam Investments, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2001 are as follows:

     Aggregate      Aggregate      Gross          Gross          Net
     Cost of        Proceeds       Unrealized     Unrealized     Unrealized
     Purchases      from Sales     Appreciation   Depreciation   Appreciation
     ------------------------------------------------------------------------
     $380,560,724   $422,627,195   $42,924,883    $(9,573,670)   $33,351,213


                        Global Asset Allocation Fund 18

4. Supplemental Financial Instrument Information

Forward Foreign Currency Contracts: The Fund may enter into forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at June 30, 2001 were as follows:

     Contracts to       Foreign                    U S  Cost                        Unrealized
     Receive (Deliver)  Currency                  (Proceeds)     Settlement Dates   Gain (Loss)
     ------------------------------------------------------------------------------------------
       12,401,240       Australian Dollar        $  6,423,388    September 2001     $(113,852)
       (1,750,000)      Australian Dollar            (906,675)   September 2001        16,305
        6,855,500       Canadian Dollar             4,505,011    September 2001         6,093
       (7,747,320)      Canadian Dollar            (5,084,519)   September 2001       (13,426)
       25,118,310       European Monetary Unit     21,384,540    September 2001      (133,001)
      (48,639,800)      European Monetary Unit    (41,320,154)   September 2001       168,076
       (9,070,000)      Hong Kong Dollar           (1,163,059)   September 2001           (30)
     (907,500,000)      Japanese Yen               (7,590,043)   September 2001       250,104
       47,800,000       Japanese Yen                  397,088    September 2001       (10,477)
        6,034,150       Great Britian Pound         8,429,708    September 2001        41,784
      (10,155,175)      Great Britian Pound       (14,186,107)   September 2001       (70,990)
       11,826,275       Norwegian Kroner            1,251,789    September 2001         5,681
       (3,990,000)      Swiss Francs               (2,241,573)   September 2001        17,694
      (13,540,000)      Swedish Krona              (1,249,458)   September 2001         5,733
                                                                                    ---------
                                                                                    $ 169,695
                                                                                    =========

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). The market value of investments pledged to cover margin requirements for open positions at June 30, 2001 was $4,095,473. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opended and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments. Financial futures contracts open at June 30, 2001 were as follows:

                                                           Notional                      Unrealized
     Contracts                                          Cost Amount    Expiration Date   Gain (Loss)
     -----------------------------------------------------------------------------------------------
     80 CAC 40 10 Index contracts                      $    360,645    September 2001    $ (7,308)
     100,000 Canada 10 Year Bond contracts                   64,322    September 2001       1,563
     (2,010) D.J. Euro Stoxx 50 contracts                (7,357,056)   September 2001      51,304
     50 Dax Index contracts                                 263,829    September 2001      (4,782)
     (620) Ftse 100 Index contracts                      (4,991,444)   September 2001      36,340
     3,150 Ftse 100 Index contracts                      25,495,729    September 2001    (320,606)
     (250) Hang Seng Index contracts                       (420,377)   September 2001       2,385
     2,500,000 Long Gilt contracts                        3,996,047    September 2001     (53,159)
     5 MIB 30 Index contracts                               163,820    September 2001      (4,859)
     6,500 Russell 2000 Index contracts                   3,364,580    September 2001     (56,080)
     (14,750) S&P 500 Index contracts                   (18,940,795)   September 2001     776,170
     11,750 S&P 500 Index contracts                      15,088,742    September 2001    (618,617)
     (3,200) S&P/TSE 60 Index contracts                    (987,119)   September 2001      52,740
     (375) SPI 200 Index contracts                         (669,965)   September 2001       2,437
     1,525 SPI 200 Index contracts                        2,721,772    September 2001      (7,158)
     (340,000) Tokyo Price Index contracts               (3,639,915)   September 2001     107,022
     (19,300,000) U.S. 10 Year Treasury note contracts  (19,880,561)   September 2001      (1,455)
     3,000,000 U.S. 10 Year Treasury note contracts       3,060,559    September 2001      29,910
     200,000 U.S. 20 Year Treasury note contracts           200,162    September 2001         463
     (100,000) U.S. 5 Year Treasury note contracts         (103,871)   September 2001         527
     1,700,000 U.S. 5 Year Treasury note contracts        1,748,791    September 2001       8,053
                                                                                        ---------
                                                                                        $  (5,111)
                                                                                        =========

                        Global Asset Allocation Fund 19

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional" amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At June 30, 2001, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                            Shares Issued Upon                                   Net Increase (Decrease)
                      Capital               Reinvestment of         Capital Shares               Resulting From Capital
                      Shares Sold           Dividends               Redeemed                     Share Transactions
                      ------------------------------------------------------------------------------------------------------
                      Shares    Amount      Shares     Amount       Shares       Amount          Shares       Amount
                      ------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2001
 (Unaudited):         109,768   $1,549,247  1,998,097  $27,018,261  (1,501,572)  $(20,979,331)      606,293   $  7,588,177

Year ended
 December 31, 2000:   244,323    3,836,790  1,986,359   30,595,889  (5,140,072)   (81,111,389)   (2,909,390)   (46,678,710)

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.






                        Global Asset Allocation Fund 20